LVIP SSGA Small-Cap Index Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.14%
Aerospace & Defense–0.76%
†AAR Corp.	29,798	$ 1,443,117
†Aerojet Rocketdyne Holdings, Inc.	65,168	2,564,361
†AeroVironment, Inc.	19,681	1,852,769
†AerSale Corp.	7,300	114,756
†Astronics Corp.	21,005	271,595
†Byrna Technologies, Inc.	15,900	129,903
Cadre Holdings, Inc.	5,700	139,992
†Ducommun, Inc.	9,200	481,988
Kaman Corp.	23,352	1,015,345
†Kratos Defense & Security Solutions, Inc.	107,150	2,194,432
Maxar Technologies, Inc.	62,400	2,462,304
Moog, Inc. Class A	24,981	2,193,332
National Presto Industries, Inc.	4,372	336,426
Park Aerospace Corp.	16,788	219,083
†Parsons Corp.	22,300	863,010
†Triumph Group, Inc.	55,900	1,413,152
†Vectrus, Inc.	9,900	355,014
		18,050,579
Air Freight & Logistics–0.36%
†Air Transport Services Group, Inc.	51,576	1,725,217
†Atlas Air Worldwide Holdings, Inc.	24,620	2,126,429
Forward Air Corp.	23,239	2,272,310
†Hub Group, Inc. Class A	28,644	2,211,603
†Radiant Logistics, Inc.	33,376	212,605
		8,548,164
Airlines–0.30%
†Allegiant Travel Co.	12,884	2,092,233
†Frontier Group Holdings, Inc.	29,900	338,767
†Hawaiian Holdings, Inc.	43,825	863,352
†Mesa Air Group, Inc.	29,800	131,120
†SkyWest, Inc.	41,892	1,208,584
†Spirit Airlines, Inc.	84,194	1,841,323
†Sun Country Airlines Holdings, Inc.	27,000	706,860
		7,182,239
Auto Components–1.15%
†Adient PLC	81,400	3,318,678
†American Axle & Manufacturing Holdings, Inc.	95,284	739,404
†Cooper-Standard Holdings, Inc.	14,200	124,534
Dana, Inc.	126,072	2,215,085
†Dorman Products, Inc.	22,773	2,164,118
†Fox Factory Holding Corp.	36,304	3,555,977
†Gentherm, Inc.	28,664	2,093,619
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†Goodyear Tire & Rubber Co.	234,793	$ 3,355,192
LCI Industries	21,304	2,211,568
†Modine Manufacturing Co.	42,622	384,024
†Motorcar Parts of America, Inc.	15,900	283,497
Patrick Industries, Inc.	19,871	1,198,221
Standard Motor Products, Inc.	17,951	774,406
†Stoneridge, Inc.	22,131	459,440
†Tenneco, Inc. Class A	57,577	1,054,811
†Visteon Corp.	24,000	2,619,120
†XL Fleet Corp.	57,600	114,624
†XPEL, Inc.	15,200	799,672
		27,465,990
Automobiles–0.21%
†Arcimoto, Inc.	23,400	154,674
†Canoo, Inc.	89,900	496,248
†Fisker, Inc.	141,800	1,829,220
†Lordstown Motors Corp. Class A	130,100	443,641
Winnebago Industries, Inc.	27,973	1,511,381
†Workhorse Group, Inc.	119,800	599,000
		5,034,164
Banks–8.54%
1st Source Corp.	14,334	662,947
Allegiance Bancshares, Inc.	16,100	719,348
Amalgamated Financial Corp.	11,600	208,452
Amerant Bancorp, Inc.	22,600	713,934
American National Bankshares, Inc.	9,100	342,888
Ameris Bancorp	57,812	2,536,791
Arrow Financial Corp.	11,690	378,990
Associated Banc-Corp.	124,500	2,833,620
Atlantic Union Bankshares Corp.	65,592	2,406,570
Banc of California, Inc.	48,438	937,760
BancFirst Corp.	14,586	1,213,701
†Bancorp, Inc.	44,347	1,256,350
Bank First Corp.	5,600	403,144
Bank of Marin Bancorp	13,498	473,375
Bank of NT Butterfield & Son Ltd.	43,700	1,567,956
BankUnited, Inc.	70,300	3,090,388
Banner Corp.	29,219	1,710,188
Bar Harbor Bankshares	12,468	356,834
Berkshire Hills Bancorp, Inc.	42,993	1,245,507
Blue Ridge Bankshares, Inc.	14,800	224,516
Brookline Bancorp, Inc.	65,119	1,030,183
Business First Bancshares, Inc.	16,300	396,579
Byline Bancorp, Inc.	21,200	565,616
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Cadence Bank	155,604	$ 4,552,973
Cambridge Bancorp	5,770	490,450
Camden National Corp.	12,355	581,179
Capital Bancorp, Inc.	6,100	139,446
Capital City Bank Group, Inc.	11,384	300,082
Capstar Financial Holdings, Inc.	17,387	366,518
†Carter Bankshares, Inc.	22,019	382,470
Cathay General Bancorp	63,003	2,819,384
CBTX, Inc.	15,500	480,500
Central Pacific Financial Corp.	23,630	659,277
Citizens & Northern Corp.	13,113	319,695
City Holding Co.	12,897	1,014,994
Civista Bancshares, Inc.	12,600	303,660
CNB Financial Corp.	13,595	357,820
†Coastal Financial Corp.	8,000	366,000
Columbia Banking System, Inc.	68,193	2,200,588
Community Bank System, Inc.	46,219	3,242,263
Community Trust Bancorp, Inc.	11,730	483,276
ConnectOne Bancorp, Inc.	31,669	1,013,725
†CrossFirst Bankshares, Inc.	39,700	625,672
†Customers Bancorp, Inc.	26,080	1,359,811
CVB Financial Corp.	112,459	2,610,173
Dime Community Bancshares, Inc.	29,363	1,015,079
Eagle Bancorp, Inc.	27,046	1,541,892
Eastern Bankshares, Inc.	148,000	3,187,920
Enterprise Bancorp, Inc.	7,799	312,896
Enterprise Financial Services Corp.	30,970	1,465,191
Equity Bancshares, Inc. Class A	11,600	374,796
Farmers National Banc Corp.	27,992	477,544
FB Financial Corp.	28,271	1,255,798
Fidelity D&D Bancorp, Inc.	3,400	157,862
Financial Institutions, Inc.	13,267	399,735
First Bancorp	30,309	1,266,007
First BanCorp	175,335	2,300,395
First Bancorp, Inc.	8,780	264,102
First Bancshares, Inc.	17,200	578,952
First Bank	13,400	190,548
First Busey Corp.	42,835	1,085,439
First Commonwealth Financial Corp.	81,039	1,228,551
First Community Bankshares, Inc.	14,534	410,004
First Financial Bancorp	78,617	1,812,122
First Financial Bankshares, Inc.	111,784	4,931,910
First Financial Corp.	8,369	362,210
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Foundation, Inc.	33,905	$ 823,552
First Internet Bancorp	7,892	339,435
First Interstate BancSystem, Inc. Class A	76,143	2,799,778
First Merchants Corp.	46,968	1,953,869
First Mid Bancshares, Inc.	14,013	539,360
First of Long Island Corp.	19,354	376,629
Five Star Bancorp	10,400	294,320
Flushing Financial Corp.	24,297	543,038
Fulton Financial Corp.	132,500	2,202,150
German American Bancorp, Inc.	20,977	796,916
Glacier Bancorp, Inc.	95,082	4,780,723
Great Southern Bancorp, Inc.	8,870	523,419
Guaranty Bancshares, Inc.	6,628	231,980
Hancock Whitney Corp.	73,575	3,836,936
Hanmi Financial Corp.	26,042	640,894
HarborOne Bancorp, Inc.	42,358	593,859
HBT Financial, Inc.	8,100	147,258
Heartland Financial USA, Inc.	35,338	1,690,217
Heritage Commerce Corp.	49,338	555,052
Heritage Financial Corp.	30,255	758,190
Hilltop Holdings, Inc.	51,575	1,516,305
Home BancShares, Inc.	131,728	2,977,053
HomeStreet, Inc.	17,029	806,834
HomeTrust Bancshares, Inc.	12,641	373,289
Hope Bancorp, Inc.	98,358	1,581,597
Horizon Bancorp, Inc.	36,182	675,518
Independent Bank Corp.	57,304	3,630,083
Independent Bank Group, Inc.	32,660	2,324,086
International Bancshares Corp.	46,964	1,982,350
Investors Bancorp, Inc.	195,086	2,912,634
Lakeland Bancorp, Inc.	52,678	879,723
Lakeland Financial Corp.	21,317	1,556,141
Live Oak Bancshares, Inc.	27,500	1,399,475
Macatawa Bank Corp.	20,145	181,506
Mercantile Bank Corp.	13,333	472,255
Meta Financial Group, Inc.	26,600	1,460,872
Metrocity Bankshares, Inc.	16,200	380,376
†Metropolitan Bank Holding Corp.	8,700	885,399
Mid Penn Bancorp, Inc.	11,600	310,996
Midland States Bancorp, Inc.	18,004	519,595
MidWestOne Financial Group, Inc.	12,242	405,210
MVB Financial Corp.	8,300	344,450
National Bank Holdings Corp. Class A	25,152	1,013,123
NBT Bancorp, Inc.	36,339	1,312,928
†Nicolet Bankshares, Inc.	11,100	1,038,627
Northrim BanCorp, Inc.	5,177	225,562

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
OceanFirst Financial Corp.	49,067	$ 986,247
OFG Bancorp	41,888	1,115,896
Old National Bancorp	254,604	4,170,414
Old Second Bancorp, Inc.	22,946	332,946
Origin Bancorp, Inc.	18,800	795,052
Orrstown Financial Services, Inc.	9,200	210,956
Pacific Premier Bancorp, Inc.	81,382	2,876,854
Park National Corp.	12,576	1,652,235
Peapack-Gladstone Financial Corp.	15,291	531,362
Peoples Bancorp, Inc.	21,440	671,286
Peoples Financial Services Corp.	5,877	296,671
Preferred Bank	11,746	870,261
Primis Financial Corp.	20,400	285,192
QCR Holdings, Inc.	13,000	735,670
RBB Bancorp	11,832	277,934
Red River Bancshares, Inc.	3,900	206,349
Renasant Corp.	46,608	1,559,038
Republic Bancorp, Inc. Class A	7,025	315,703
†Republic First Bancorp, Inc.	37,687	194,465
S&T Bancorp, Inc.	32,724	967,976
Sandy Spring Bancorp, Inc.	38,917	1,748,152
Seacoast Banking Corp. of Florida	45,544	1,594,951
ServisFirst Bancshares, Inc.	43,300	4,126,057
Sierra Bancorp	11,766	293,915
†Silvergate Capital Corp. Class A	23,600	3,553,452
Simmons First National Corp. Class A	94,852	2,487,019
SmartFinancial, Inc.	11,600	296,728
South Plains Financial, Inc.	8,977	238,609
†Southern First Bancshares, Inc.	6,415	326,139
Southside Bancshares, Inc.	26,467	1,080,648
SouthState Corp.	66,305	5,409,825
Spirit of Texas Bancshares, Inc.	11,000	289,080
Stock Yards Bancorp, Inc.	20,432	1,080,853
Summit Financial Group, Inc.	9,558	244,589
†Texas Capital Bancshares, Inc.	43,700	2,504,447
†Third Coast Bancshares, Inc.	3,900	90,090
Tompkins Financial Corp.	11,959	936,031
Towne Bank	55,737	1,668,766
TriCo Bancshares	23,413	937,222
†TriState Capital Holdings, Inc.	24,700	820,781
†Triumph Bancorp, Inc.	20,600	1,936,812
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Trustmark Corp.	52,479	$ 1,594,837
UMB Financial Corp.	36,882	3,583,455
United Bankshares, Inc.	111,978	3,905,793
United Community Banks, Inc.	90,796	3,159,701
Univest Financial Corp.	25,720	688,267
Valley National Bancorp	333,176	4,337,952
Veritex Holdings, Inc.	41,582	1,587,185
Washington Trust Bancorp, Inc.	14,575	765,187
WesBanco, Inc.	50,795	1,745,316
West BanCorp, Inc.	13,696	372,668
Westamerica BanCorp	22,881	1,384,300
		203,999,442
Beverages–0.38%
†Celsius Holdings, Inc.	46,400	2,560,352
Coca-Cola Consolidated, Inc.	4,013	1,993,859
†Duckhorn Portfolio, Inc.	31,700	576,623
MGP Ingredients, Inc.	12,000	1,027,080
National Beverage Corp.	19,834	862,779
Primo Water Corp.	136,000	1,938,000
†Zevia PBC Class A	8,800	40,216
		8,998,909
Biotechnology–6.73%
†2seventy bio, Inc.	19,600	334,376
†4D Molecular Therapeutics, Inc.	25,100	379,512
†89bio, Inc.	8,500	32,045
†ACADIA Pharmaceuticals, Inc.	103,400	2,504,348
†Acumen Pharmaceuticals, Inc.	16,200	63,342
†Adagio Therapeutics, Inc.	50,900	232,104
†Adicet Bio, Inc.	20,200	403,394
†Adverum Biotechnologies, Inc.	73,300	96,023
†Aeglea BioTherapeutics, Inc.	36,100	83,030
†Aerovate Therapeutics, Inc.	10,800	197,964
†Affimed NV	98,400	430,008
†Agenus, Inc.	196,400	483,144
†Agios Pharmaceuticals, Inc.	46,300	1,347,793
†Akebia Therapeutics, Inc.	145,986	104,803
†Akero Therapeutics, Inc.	22,000	312,180
†Akouos, Inc.	20,600	97,850
†Alaunos Therapeutics, Inc.	179,917	117,378
†Albireo Pharma, Inc.	14,600	435,518
†Aldeyra Therapeutics, Inc.	41,000	182,245
†Alector, Inc.	49,389	703,793
†Aligos Therapeutics, Inc.	17,800	38,270
†Alkermes PLC	138,500	3,643,935
†Allakos, Inc.	29,500	168,150
†Allogene Therapeutics, Inc.	57,500	523,825

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Allovir, Inc.	25,000	$ 168,750
†Alpine Immune Sciences, Inc.	10,000	89,700
†Altimmune, Inc.	33,600	204,624
†ALX Oncology Holdings, Inc.	15,000	253,500
†Amicus Therapeutics, Inc.	227,700	2,156,319
†AnaptysBio, Inc.	16,400	405,736
†Anavex Life Sciences Corp.	58,700	722,597
†Anika Therapeutics, Inc.	12,195	306,216
†Annexon, Inc.	26,500	72,345
†Apellis Pharmaceuticals, Inc.	61,604	3,130,099
†Applied Molecular Transport, Inc.	21,100	158,672
†Applied Therapeutics, Inc.	15,600	32,916
†AquaBounty Technologies, Inc.	45,000	84,150
†Arbutus Biopharma Corp.	70,900	211,282
†Arcellx, Inc.	1,100	15,422
†Arcturus Therapeutics Holdings, Inc.	17,900	482,584
†Arcus Biosciences, Inc.	38,300	1,208,748
†Arcutis Biotherapeutics, Inc.	23,500	452,610
†Ardelyx, Inc.	87,300	93,411
†Arrowhead Pharmaceuticals, Inc.	87,232	4,011,800
†Atara Biotherapeutics, Inc.	76,700	712,543
†Athenex, Inc.	72,900	60,471
†Athersys, Inc.	178,800	108,263
†Atossa Therapeutics, Inc.	99,000	123,750
†Atreca, Inc. Class A	22,500	71,325
†Aura Biosciences, Inc.	4,200	92,400
†Avalo Therapeutics, Inc.	42,200	30,582
†Avid Bioservices, Inc.	51,000	1,038,870
†Avidity Biosciences, Inc.	31,600	583,652
†Avita Medical, Inc.	20,400	172,992
†Avrobio, Inc.	32,485	42,880
†Beam Therapeutics, Inc.	44,100	2,526,930
†Beyondspring, Inc.	19,100	42,020
†BioAtla, Inc.	12,800	64,000
†BioCryst Pharmaceuticals, Inc.	154,803	2,517,097
†Biohaven Pharmaceutical Holding Co. Ltd.	48,200	5,715,074
†Biomea Fusion, Inc.	21,900	97,674
†Bioxcel Therapeutics, Inc.	14,130	295,458
†Black Diamond Therapeutics, Inc.	19,000	52,630
†Bluebird Bio, Inc.	57,300	277,905
†Blueprint Medicines Corp.	50,548	3,229,006
†Bolt Biotherapeutics, Inc.	21,700	59,458
†Bridgebio Pharma, Inc.	89,685	910,303
†Brooklyn ImmunoTherapeutics, Inc.	25,100	51,455
†C4 Therapeutics, Inc.	32,700	793,302
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Cardiff Oncology, Inc.	31,100	$ 77,128
†CareDx, Inc.	43,800	1,620,162
†Caribou Biosciences, Inc.	40,500	371,790
†Catalyst Pharmaceuticals, Inc.	82,300	682,267
†Celcuity, Inc.	8,100	75,735
†Celldex Therapeutics, Inc.	39,900	1,358,994
†CEL-SCI Corp.	31,100	122,223
†Century Therapeutics, Inc.	13,000	163,670
†Cerevel Therapeutics Holdings, Inc.	35,400	1,239,354
†ChemoCentryx, Inc.	46,745	1,171,897
†Chimerix, Inc.	61,700	282,586
†Chinook Therapeutics, Inc.	35,260	576,854
†Clene, Inc.	16,800	66,192
†Clovis Oncology, Inc.	98,935	199,849
†Codiak Biosciences, Inc.	18,300	114,741
†Cogent Biosciences, Inc.	31,800	238,182
†Coherus Biosciences, Inc.	54,405	702,369
†Cortexyme, Inc.	17,000	105,230
†Crinetics Pharmaceuticals, Inc.	38,668	848,763
†Cue Biopharma, Inc.	28,600	139,568
†Cullinan Oncology, Inc.	21,900	229,293
†Curis, Inc.	73,300	174,454
†Cyteir Therapeutics, Inc.	16,100	60,697
†Cytokinetics, Inc.	68,366	2,516,552
†CytomX Therapeutics, Inc.	55,300	147,651
†Day One Biopharmaceuticals, Inc.	13,000	128,960
†Deciphera Pharmaceuticals, Inc.	33,987	315,060
†Denali Therapeutics, Inc.	78,600	2,528,562
†DermTech, Inc.	20,500	300,940
†Design Therapeutics, Inc.	22,300	360,145
†Dynavax Technologies Corp.	91,015	986,603
†Dyne Therapeutics, Inc.	25,400	244,856
†Eagle Pharmaceuticals, Inc.	9,900	489,951
†Editas Medicine, Inc.	57,738	1,098,177
†Eiger BioPharmaceuticals, Inc.	27,700	229,910
†Eliem Therapeutics, Inc.	5,900	49,501
†Emergent BioSolutions, Inc.	42,448	1,742,915
†Enanta Pharmaceuticals, Inc.	16,300	1,160,234
†Entrada Therapeutics, Inc.	9,200	86,388
†Epizyme, Inc.	127,500	146,625
†Erasca, Inc.	51,400	442,040
†Evelo Biosciences, Inc.	26,000	88,140
†Exagen, Inc.	8,800	70,664
†Fate Therapeutics, Inc.	70,154	2,719,871
†FibroGen, Inc.	72,900	876,258
†Finch Therapeutics Group, Inc.	6,500	32,695

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Foghorn Therapeutics, Inc.	16,700	$ 254,341
†Forma Therapeutics Holdings, Inc.	28,400	264,120
†Forte Biosciences, Inc.	9,700	14,162
†Fortress Biotech, Inc.	61,000	82,960
†Frequency Therapeutics, Inc.	27,000	57,240
†G1 Therapeutics, Inc.	33,289	252,996
†Gemini Therapeutics, Inc.	18,800	26,132
†Generation Bio Co.	37,100	272,314
†Geron Corp.	259,494	352,912
†Global Blood Therapeutics, Inc.	53,800	1,863,632
†Gossamer Bio, Inc.	53,000	460,040
†Graphite Bio, Inc.	21,100	107,610
†Greenwich Lifesciences, Inc.	3,500	68,670
†Gritstone bio, Inc.	35,900	147,908
†GT Biopharma, Inc.	19,100	55,008
†Halozyme Therapeutics, Inc.	119,143	4,751,423
†Harpoon Therapeutics, Inc.	17,800	88,466
†Heron Therapeutics, Inc.	78,492	448,974
†Homology Medicines, Inc.	34,600	105,184
†Hookipa Pharma, Inc.	15,600	35,568
†Humanigen, Inc.	43,800	131,838
†iBio, Inc.	185,900	79,602
†Icosavax, Inc.	20,400	143,616
†Ideaya Biosciences, Inc.	27,800	311,082
†IGM Biosciences, Inc.	6,800	181,764
†Imago Biosciences, Inc.	16,200	312,174
†Immuneering Corp. Class A	15,100	97,697
†Immunic, Inc.	15,100	170,630
†ImmunityBio, Inc.	57,900	324,819
†ImmunoGen, Inc.	167,593	797,743
†Immunovant, Inc.	33,200	182,932
†Impel Neuropharma, Inc.	6,200	39,494
†Infinity Pharmaceuticals, Inc.	75,100	85,614
†Inhibrx, Inc.	23,600	525,808
†Inovio Pharmaceuticals, Inc.	174,800	627,532
†Inozyme Pharma, Inc.	12,578	51,444
†Insmed, Inc.	102,600	2,411,100
†Instil Bio, Inc.	47,600	511,700
†Intellia Therapeutics, Inc.	59,900	4,352,933
†Intercept Pharmaceuticals, Inc.	24,100	392,107
†Ironwood Pharmaceuticals, Inc.	126,972	1,597,308
†iTeos Therapeutics, Inc.	17,100	550,278
†IVERIC bio, Inc.	99,700	1,677,951
†Janux Therapeutics, Inc.	13,800	197,892
†Jounce Therapeutics, Inc.	28,300	192,157
†KalVista Pharmaceuticals, Inc.	21,800	321,332
†Karuna Therapeutics, Inc.	19,300	2,447,047
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Karyopharm Therapeutics, Inc.	62,162	$ 458,134
†Keros Therapeutics, Inc.	13,200	717,816
†Kezar Life Sciences, Inc.	30,900	513,558
†Kiniksa Pharmaceuticals Ltd. Class A	24,600	244,524
†Kinnate Biopharma, Inc.	21,800	245,468
†Kodiak Sciences, Inc.	29,115	224,768
†Kronos Bio, Inc.	32,900	237,867
†Krystal Biotech, Inc.	15,200	1,011,408
†Kura Oncology, Inc.	53,799	865,088
†Kymera Therapeutics, Inc.	29,800	1,261,136
†Lexicon Pharmaceuticals, Inc.	58,316	121,880
†Ligand Pharmaceuticals, Inc.	13,165	1,480,931
†Lineage Cell Therapeutics, Inc.	106,200	163,548
†Lyell Immunopharma, Inc.	123,900	625,695
†MacroGenics, Inc.	50,800	447,548
†Madrigal Pharmaceuticals, Inc.	10,435	1,023,882
†Magenta Therapeutics, Inc.	25,747	74,666
†MannKind Corp.	208,800	768,384
†MEI Pharma, Inc.	100,700	60,672
†MeiraGTx Holdings plc	25,292	350,294
†Mersana Therapeutics, Inc.	60,700	242,193
†MiMedx Group, Inc.	94,000	442,740
†MiNK Therapeutics, Inc.	3,100	6,975
†Mirum Pharmaceuticals, Inc.	3,500	77,070
†Molecular Templates, Inc.	32,500	112,125
†Monte Rosa Therapeutics, Inc.	23,300	326,666
†Morphic Holding, Inc.	18,900	758,835
†Mustang Bio, Inc.	56,300	56,863
†Myriad Genetics, Inc.	68,900	1,736,280
†Neoleukin Therapeutics, Inc.	29,800	56,024
†NexImmune, Inc.	14,681	61,807
†Nkarta, Inc.	12,000	136,560
†Nurix Therapeutics, Inc.	26,500	371,265
†Nuvalent, Inc. Class A	15,200	211,128
†Ocugen, Inc.	158,100	521,730
†Olema Pharmaceuticals, Inc.	21,300	90,738
†Omega Therapeutics, Inc.	19,100	119,184
†Oncocyte Corp.	57,637	85,879
†Oncorus, Inc.	17,500	31,150
†Oncternal Therapeutics, Inc.	38,000	52,820
†OPKO Health, Inc.	351,700	1,209,848
†Organogenesis Holdings, Inc.	48,100	366,522
†ORIC Pharmaceuticals, Inc.	26,100	139,374
†Outlook Therapeutics, Inc.	88,000	156,640
†Oyster Point Pharma, Inc.	9,300	108,252
†Passage Bio, Inc.	31,700	98,270
†PMV Pharmaceuticals, Inc.	22,200	462,204
†Portage Biotech, Inc.	4,000	26,280

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Poseida Therapeutics, Inc.	24,800	$ 111,104
†Praxis Precision Medicines, Inc.	27,300	278,733
†Precigen, Inc.	80,700	170,277
†Precision BioSciences, Inc.	41,700	128,436
†Prelude Therapeutics, Inc.	9,200	63,480
†Prometheus Biosciences, Inc.	25,900	977,984
†Protagonist Therapeutics, Inc.	37,800	895,104
†Prothena Corp. PLC	31,300	1,144,641
†PTC Therapeutics, Inc.	60,324	2,250,688
†Puma Biotechnology, Inc.	28,600	82,368
†Pyxis Oncology, Inc.	7,700	31,108
†Radius Health, Inc.	41,100	362,913
†Rallybio Corp.	15,285	106,689
†RAPT Therapeutics, Inc.	17,900	393,621
†Recursion Pharmaceuticals, Inc. Class A	100,200	717,432
†REGENXBIO, Inc.	33,400	1,108,546
†Relay Therapeutics, Inc.	61,300	1,834,709
†Reneo Pharmaceuticals, Inc.	5,700	16,758
†Replimune Group, Inc.	25,176	427,489
†REVOLUTION Medicines, Inc.	50,300	1,283,153
†Rhythm Pharmaceuticals, Inc.	37,488	431,862
†Rigel Pharmaceuticals, Inc.	143,663	429,552
†Rocket Pharmaceuticals, Inc.	34,400	545,584
†Rubius Therapeutics, Inc.	38,900	214,339
†Sana Biotechnology, Inc.	72,900	602,154
†Sangamo Therapeutics, Inc.	100,589	584,422
†Scholar Rock Holding Corp.	23,600	304,204
†Selecta Biosciences, Inc.	75,600	92,988
†Sensei Biotherapeutics, Inc.	17,600	40,656
†Sera Prognostics, Inc. Class A	3,800	14,402
†Seres Therapeutics, Inc.	59,100	420,792
†Sesen Bio, Inc.	168,400	101,495
†Shattuck Labs, Inc.	22,600	96,276
†Sigilon Therapeutics, Inc.	11,640	17,111
†Silverback Therapeutics, Inc.	16,600	58,266
†Solid Biosciences, Inc.	49,700	59,640
†Sorrento Therapeutics, Inc.	250,900	584,597
†Spectrum Pharmaceuticals, Inc.	136,925	176,633
†Spero Therapeutics, Inc.	20,824	181,169
†SpringWorks Therapeutics, Inc.	25,500	1,439,220
†Spruce Biosciences, Inc.	7,900	15,879
†SQZ Biotechnologies Co.	19,500	93,795
†Stoke Therapeutics, Inc.	16,200	341,010
†Summit Therapeutics, Inc.	21,900	53,655
†Surface Oncology, Inc.	28,600	84,084
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Sutro Biopharma, Inc.	36,700	$ 301,674
†Syndax Pharmaceuticals, Inc.	38,206	664,020
†Syros Pharmaceuticals, Inc.	51,000	60,690
†Talaris Therapeutics, Inc.	17,900	176,136
†Taysha Gene Therapies, Inc.	19,100	124,532
†TCR2 Therapeutics, Inc.	26,000	71,760
†Tenaya Therapeutics, Inc.	23,700	279,186
†TG Therapeutics, Inc.	112,700	1,071,777
†Tonix Pharmaceuticals Holding Corp.	356,800	82,135
†Travere Therapeutics, Inc.	51,500	1,327,155
†Trevena, Inc.	140,100	77,041
†Turning Point Therapeutics, Inc.	38,900	1,044,465
†Twist Bioscience Corp.	44,900	2,217,162
†Tyra Biosciences, Inc.	10,200	109,140
†UroGen Pharma Ltd.	17,400	151,554
†Vanda Pharmaceuticals, Inc.	46,481	525,700
†Vaxart, Inc.	101,100	509,544
†Vaxcyte, Inc.	34,200	825,930
†VBI Vaccines, Inc.	159,300	264,438
†Vera Therapeutics, Inc.	11,600	272,484
†Veracyte, Inc.	58,600	1,615,602
†Verastem, Inc.	146,700	206,847
†Vericel Corp.	40,400	1,544,088
†Verve Therapeutics, Inc.	30,300	691,446
†Vigil Neuroscience, Inc.	2,200	15,466
†Viking Therapeutics, Inc.	57,436	172,308
†Vincerx Pharma, Inc.	11,100	44,400
†Vir Biotechnology, Inc.	51,800	1,332,296
†Viracta Therapeutics, Inc.	30,800	146,608
†VistaGen Therapeutics, Inc.	164,800	204,352
†Vor BioPharma, Inc.	15,800	95,432
†Werewolf Therapeutics, Inc.	20,200	88,880
XBiotech, Inc.	12,184	105,270
†Xencor, Inc.	49,800	1,328,664
†Xilio Therapeutics, Inc.	6,600	46,662
†XOMA Corp.	5,100	142,698
†Y-mAbs Therapeutics, Inc.	29,600	351,648
†Zentalis Pharmaceuticals, Inc.	31,600	1,458,024
		160,735,422
Building Products–1.22%
AAON, Inc.	36,217	2,018,373
†American Woodmark Corp.	14,175	693,866
Apogee Enterprises, Inc.	21,447	1,017,875
Caesarstone Ltd.	18,900	198,828
†Cornerstone Building Brands, Inc.	48,091	1,169,573
CSW Industrials, Inc.	13,000	1,528,670
†Gibraltar Industries, Inc.	28,591	1,227,983
Griffon Corp.	39,431	789,803

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Insteel Industries, Inc.	15,839	$ 585,885
†JELD-WEN Holding, Inc.	79,700	1,616,316
†Masonite International Corp.	20,788	1,848,885
†PGT Innovations, Inc.	50,695	911,496
Quanex Building Products Corp.	29,852	626,593
†Resideo Technologies, Inc.	124,700	2,971,601
Simpson Manufacturing Co., Inc.	37,589	4,098,704
UFP Industries, Inc.	51,410	3,966,796
†View, Inc.	108,800	200,192
Zurn Water Solutions Corp.	104,164	3,687,406
		29,158,845
Capital Markets–1.45%
Artisan Partners Asset Management, Inc. Class A	50,100	1,971,435
†AssetMark Financial Holdings, Inc.	15,000	333,750
Associated Capital Group, Inc. Class A	1,451	60,811
B Riley Financial, Inc.	17,123	1,197,925
BGC Partners, Inc. Class A	269,800	1,187,120
†Blucora, Inc.	43,068	841,979
Brightsphere Investment Group, Inc.	31,417	761,862
Cohen & Steers, Inc.	21,269	1,826,794
Cowen, Inc. Class A	22,908	620,807
Diamond Hill Investment Group, Inc.	2,532	474,244
†Donnelley Financial Solutions, Inc.	24,900	828,174
Federated Hermes, Inc.	79,900	2,721,394
†Focus Financial Partners, Inc. Class A	51,000	2,332,740
GAMCO Investors, Inc. Class A	4,395	97,174
GCM Grosvenor, Inc. Class A	36,500	354,415
Greenhill & Co., Inc.	12,290	190,126
Hamilton Lane, Inc. Class A	30,300	2,341,887
Houlihan Lokey, Inc.	44,264	3,886,379
Moelis & Co. Class A	52,400	2,460,180
†Open Lending Corp. Class A	90,000	1,701,900
Oppenheimer Holdings, Inc. Class A	7,802	340,011
Piper Sandler Cos.	15,068	1,977,675
PJT Partners, Inc. Class A	20,300	1,281,336
Pzena Investment Management, Inc. Class A	14,259	114,357
†Sculptor Capital Management, Inc.	18,300	254,919
StepStone Group, Inc. Class A	34,200	1,130,652
†StoneX Group, Inc.	14,724	1,092,963
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Value Line, Inc.	900	$ 60,300
Virtus Investment Partners, Inc.	6,232	1,495,618
WisdomTree Investments, Inc.	114,208	670,401
		34,609,328
Chemicals–1.94%
AdvanSix, Inc.	24,000	1,226,160
American Vanguard Corp.	24,995	507,898
†Amyris, Inc.	154,200	672,312
†Aspen Aerogels, Inc.	18,700	644,776
Avient Corp.	78,171	3,752,208
Balchem Corp.	28,009	3,828,830
Cabot Corp.	48,200	3,297,362
Chase Corp.	6,239	542,232
†Danimer Scientific, Inc.	75,900	444,774
Ecovyst, Inc.	42,600	492,456
†Ferro Corp.	63,787	1,386,729
FutureFuel Corp.	22,108	215,111
†GCP Applied Technologies, Inc.	57,400	1,803,508
Hawkins, Inc.	16,218	744,406
HB Fuller Co.	44,709	2,953,924
†Ingevity Corp.	34,353	2,200,997
Innospec, Inc.	21,304	1,971,685
†Intrepid Potash, Inc.	8,500	698,190
Koppers Holdings, Inc.	17,560	483,251
Kronos Worldwide, Inc.	18,889	293,157
†Livent Corp.	139,500	3,636,765
†Marrone Bio Innovations, Inc.	88,000	95,040
Minerals Technologies, Inc.	28,364	1,876,279
Orion Engineered Carbons SA	51,295	819,181
†PureCycle Technologies, Inc.	44,700	357,600
Quaker Chemical Corp.	11,613	2,006,843
†Rayonier Advanced Materials, Inc.	52,000	341,640
Sensient Technologies Corp.	36,195	3,038,570
Stepan Co.	18,670	1,844,783
Tredegar Corp.	22,530	270,135
Trinseo PLC	33,700	1,614,904
Tronox Holdings PLC Class A	98,700	1,953,273
Valhi, Inc.	2,100	61,551
†Zymergen, Inc.	65,300	188,717
		46,265,247
Commercial Services & Supplies–1.78%
ABM Industries, Inc.	58,223	2,680,587
ACCO Brands Corp.	78,724	629,792
Aris Water Solution, Inc. Class A	16,300	296,660
Brady Corp. Class A	39,937	1,847,885

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†BrightView Holdings, Inc.	34,500	$ 469,545
Brink's Co.	41,360	2,812,480
†Casella Waste Systems, Inc. Class A	42,334	3,710,575
†CECO Environmental Corp.	26,764	146,934
†Cimpress PLC	15,434	981,448
CompX International, Inc.	1,538	36,174
†CoreCivic, Inc.	101,400	1,132,638
Deluxe Corp.	35,640	1,077,754
Ennis, Inc.	16,162	298,512
†GEO Group, Inc.	99,826	659,850
†Harsco Corp.	66,100	809,064
Healthcare Services Group, Inc.	63,481	1,178,842
†Heritage-Crystal Clean, Inc.	13,254	392,451
HNI Corp.	38,275	1,418,089
Interface, Inc.	49,121	666,572
†KAR Auction Services, Inc.	104,800	1,891,640
Kimball International, Inc. Class B	30,902	261,122
Matthews International Corp. Class A	26,210	848,156
MillerKnoll, Inc.	64,305	2,222,381
†Montrose Environmental Group, Inc.	22,800	1,206,804
NL Industries, Inc.	7,236	52,027
Pitney Bowes, Inc.	148,700	773,240
†SP Plus Corp.	19,497	611,426
Steelcase, Inc. Class A	74,898	895,031
†Team, Inc.	23,897	52,812
Tetra Tech, Inc.	46,291	7,635,237
†U.S. Ecology, Inc.	27,596	1,321,296
UniFirst Corp.	12,967	2,389,559
†Viad Corp.	17,013	606,343
VSE Corp.	8,966	413,243
		42,426,169
Communications Equipment–0.71%
ADTRAN, Inc.	40,848	753,646
†Aviat Networks, Inc.	9,700	298,469
†CalAmp Corp.	29,472	215,440
†Calix, Inc.	47,431	2,035,264
†Cambium Networks Corp.	9,000	212,760
†Casa Systems, Inc.	25,968	117,375
†Clearfield, Inc.	9,600	626,112
Comtech Telecommunications Corp.	21,675	340,081
†Digi International, Inc.	28,443	612,093
†DZS, Inc.	14,500	201,115
†EMCORE Corp.	31,300	115,810
†Extreme Networks, Inc.	110,145	1,344,871
†Harmonic, Inc.	79,788	741,231
†Infinera Corp.	160,323	1,390,000
†Inseego Corp.	71,300	288,765
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†KVH Industries, Inc.	13,275	$ 120,803
†NETGEAR, Inc.	25,534	630,179
†NetScout Systems, Inc.	60,456	1,939,429
†Plantronics, Inc.	35,651	1,404,649
†Ribbon Communications, Inc.	59,202	182,934
†Viavi Solutions, Inc.	205,500	3,304,440
		16,875,466
Construction & Engineering–1.63%
†Ameresco, Inc. Class A	26,721	2,124,319
†API Group Corp.	173,600	3,650,808
Arcosa, Inc.	42,300	2,421,675
Argan, Inc.	12,624	512,408
Comfort Systems USA, Inc.	30,836	2,744,712
†Concrete Pumping Holdings, Inc.	22,000	147,400
†Construction Partners, Inc. Class A	34,100	892,738
†Dycom Industries, Inc.	25,429	2,422,367
EMCOR Group, Inc.	45,296	5,101,688
†Fluor Corp.	122,500	3,514,525
Granite Construction, Inc.	38,779	1,271,951
†Great Lakes Dredge & Dock Corp.	57,434	805,799
†IES Holdings, Inc.	7,200	289,440
†Infrastructure & Energy Alternatives, Inc.	23,300	276,105
†INNOVATE Corp.	40,433	149,198
†Matrix Service Co.	22,407	184,186
†MYR Group, Inc.	14,394	1,353,612
†Northwest Pipe Co.	8,348	212,457
†NV5 Global, Inc.	11,600	1,546,280
Primoris Services Corp.	46,738	1,113,299
†Sterling Construction Co., Inc.	23,400	627,120
†Tutor Perini Corp.	35,006	378,065
†WillScot Mobile Mini Holdings Corp.	181,898	7,117,669
		38,857,821
Construction Materials–0.14%
†Summit Materials, Inc. Class A	101,816	3,162,405
U.S. Lime & Minerals, Inc.	1,787	207,363
		3,369,768
Consumer Finance–0.72%
†Atlanticus Holdings Corp.	4,515	233,832
Curo Group Holdings Corp.	18,000	234,900
†Encore Capital Group, Inc.	21,763	1,365,193
†Enova International, Inc.	31,823	1,208,319
†EZCORP, Inc. Class A	41,619	251,379
FirstCash Holdings, Inc.	34,224	2,407,316

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†Green Dot Corp. Class A	46,902	$ 1,288,867
†LendingClub Corp.	85,360	1,346,981
†LendingTree, Inc.	10,200	1,220,634
Navient Corp.	125,900	2,145,336
Nelnet, Inc. Class A	13,538	1,150,595
†Oportun Financial Corp.	17,500	251,300
†PRA Group, Inc.	36,823	1,659,981
†PROG Holdings, Inc.	49,505	1,424,259
Regional Management Corp.	6,743	327,507
†World Acceptance Corp.	3,701	710,000
		17,226,399
Containers & Packaging–0.27%
Greif, Inc. Class A	27,317	1,770,722
Myers Industries, Inc.	30,497	658,735
†O-I Glass, Inc.	136,700	1,801,706
Pactiv Evergreen, Inc.	36,500	367,190
†Ranpak Holdings Corp.	31,800	649,674
TriMas Corp.	38,025	1,220,222
		6,468,249
Distributors–0.02%
†Funko, Inc. Class A	22,400	386,400
†Greenlane Holdings, Inc. Class A	13,573	7,601
		394,001
Diversified Consumer Services–0.68%
†2U, Inc.	64,800	860,544
†Adtalem Global Education, Inc.	41,917	1,245,354
†American Public Education, Inc.	15,560	330,494
Carriage Services, Inc.	13,735	732,488
†Coursera, Inc.	63,500	1,463,040
†European Wax Center, Inc. Class A	12,200	360,632
Graham Holdings Co. Class B	3,300	2,017,851
†Houghton Mifflin Harcourt Co.	109,700	2,304,797
Laureate Education, Inc. Class A	83,800	993,030
†OneSpaWorld Holdings Ltd.	44,700	455,940
†Perdoceo Education Corp.	59,368	681,545
†PowerSchool Holdings, Inc. Class A	42,600	703,326
†Regis Corp.	35,546	75,357
†StoneMor, Inc.	26,900	70,209
Strategic Education, Inc.	21,435	1,422,855
†Stride, Inc.	36,000	1,307,880
†Udemy, Inc.	11,000	137,060
†Vivint Smart Home, Inc.	77,600	524,576
†WW International, Inc.	44,700	457,281
		16,144,259
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–0.13%
Alerus Financial Corp.	12,900	$ 356,556
A-Mark Precious Metals, Inc.	7,800	603,252
Banco Latinoamericano de Comercio Exterior SA	20,958	326,526
†Cannae Holdings, Inc.	73,000	1,746,160
		3,032,494
Diversified Telecommunication Services–0.56%
†Anterix, Inc.	9,800	567,420
ATN International, Inc.	9,292	370,565
†Bandwidth, Inc. Class A	19,600	634,844
Cogent Communications Holdings, Inc.	37,004	2,455,215
†Consolidated Communications Holdings, Inc.	62,155	366,714
†EchoStar Corp. Class A	32,000	778,880
†Globalstar, Inc.	512,700	753,669
†IDT Corp. Class B	14,900	507,941
†Iridium Communications, Inc.	101,950	4,110,624
†Liberty Latin America Ltd. Class A	165,571	1,591,458
†Ooma, Inc.	17,894	268,231
†Radius Global Infrastructure, Inc. Class A	50,000	714,000
†Telesat Corp.	9,661	159,407
		13,278,968
Electric Utilities–0.65%
ALLETE, Inc.	45,173	3,025,688
MGE Energy, Inc.	31,515	2,514,582
Otter Tail Corp.	35,581	2,223,812
PNM Resources, Inc.	71,236	3,395,820
Portland General Electric Co.	77,500	4,274,125
Via Renewables, Inc.	10,700	88,168
		15,522,195
Electrical Equipment–0.97%
†Advent Technologies Holdings, Inc.	13,900	32,248
Allied Motion Technologies, Inc.	9,900	295,416
†American Superconductor Corp.	23,500	178,835
†Array Technologies, Inc.	112,100	1,263,367
†Atkore, Inc.	38,900	3,829,316
AZZ, Inc.	21,027	1,014,342
†Babcock & Wilcox Enterprises, Inc.	47,100	384,336
†Beam Global	7,500	153,375
†Blink Charging Co.	30,800	814,968
†Bloom Energy Corp. Class A	122,600	2,960,790

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Encore Wire Corp.	17,226	$ 1,964,970
EnerSys	36,322	2,708,532
†Eos Energy Enterprises, Inc.	35,900	150,062
†FTC Solar, Inc.	26,600	131,138
†FuelCell Energy, Inc.	319,500	1,840,320
GrafTech International Ltd.	171,900	1,653,678
Powell Industries, Inc.	6,908	134,153
Preformed Line Products Co.	2,486	157,662
†Romeo Power, Inc.	106,700	158,983
†Stem, Inc.	98,800	1,087,788
†Thermon Group Holdings, Inc.	27,660	448,092
†TPI Composites, Inc.	30,700	431,642
†Vicor Corp.	18,171	1,281,964
		23,075,977
Electronic Equipment, Instruments & Components–2.30%
†908 Devices, Inc.	17,200	326,972
Advanced Energy Industries, Inc.	32,479	2,795,792
†Aeva Technologies, Inc.	93,800	406,154
†Akoustis Technologies, Inc.	46,700	303,550
†Arlo Technologies, Inc.	70,815	627,421
Badger Meter, Inc.	25,122	2,504,915
Belden, Inc.	38,142	2,113,067
Benchmark Electronics, Inc.	30,066	752,853
CTS Corp.	27,111	958,103
†Daktronics, Inc.	31,661	121,578
†ePlus, Inc.	23,416	1,312,701
†Fabrinet	31,756	3,338,508
†FARO Technologies, Inc.	15,299	794,324
†Identiv, Inc.	17,700	286,209
†II-VI, Inc.	91,628	6,642,114
†Insight Enterprises, Inc.	29,803	3,198,458
†Iteris, Inc.	36,286	108,132
†Itron, Inc.	39,100	2,059,788
†Kimball Electronics, Inc.	20,475	409,295
†Knowles Corp.	74,106	1,595,502
†Luna Innovations, Inc.	25,800	198,918
Methode Electronics, Inc.	33,166	1,434,430
†MicroVision, Inc.	138,700	647,729
†Napco Security Technologies, Inc.	26,200	537,624
†nLight, Inc.	38,600	669,324
†Novanta, Inc.	30,363	4,320,351
†OSI Systems, Inc.	14,368	1,223,004
†Ouster, Inc.	136,200	612,900
†PAR Technology Corp.	22,100	891,514
PC Connection, Inc.	9,324	488,484
†Plexus Corp.	24,163	1,976,775
†Rogers Corp.	15,652	4,252,648
†Sanmina Corp.	55,295	2,235,024
†ScanSource, Inc.	21,237	738,835
†TTM Technologies, Inc.	85,750	1,270,815
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Velodyne Lidar, Inc.	64,300	$ 164,608
Vishay Intertechnology, Inc.	115,021	2,254,412
†Vishay Precision Group, Inc.	10,572	339,890
		54,912,721
Energy Equipment & Services–1.19%
Archrock, Inc.	110,702	1,021,779
†Bristow Group, Inc.	19,973	740,599
Cactus, Inc. Class A	48,200	2,734,868
†ChampionX Corp.	174,800	4,279,104
†DMC Global, Inc.	15,688	478,484
†Dril-Quip, Inc.	30,900	1,154,115
†Expro Group Holdings NV	39,966	710,596
†Helix Energy Solutions Group, Inc.	120,956	578,170
Helmerich & Payne, Inc.	89,200	3,815,976
†Liberty Oilfield Services, Inc. Class A	80,000	1,185,600
†Nabors Industries Ltd.	6,014	918,458
†National Energy Services Reunited Corp.	32,300	271,320
†Newpark Resources, Inc.	76,141	278,676
†NexTier Oilfield Solutions, Inc.	146,763	1,356,090
†Oceaneering International, Inc.	87,400	1,324,984
†Oil States International, Inc.	51,100	355,145
Patterson-UTI Energy, Inc.	162,600	2,517,048
†ProPetro Holding Corp.	77,100	1,074,003
†RPC, Inc.	57,900	617,793
†Select Energy Services, Inc. Class A	56,800	486,776
Solaris Oilfield Infrastructure, Inc. Class A	26,600	300,314
†TETRA Technologies, Inc.	103,600	425,796
†Tidewater, Inc.	34,411	748,095
†U.S. Silica Holdings, Inc.	62,083	1,158,469
		28,532,258
Entertainment–0.81%
†AMC Entertainment Holdings, Inc. Class A	443,890	10,937,449
†Chicken Soup For The Soul Entertainment, Inc.	6,200	49,538
†Cinemark Holdings, Inc.	94,400	1,631,232
†CuriosityStream, Inc.	22,100	64,090
†Eros STX Global Corp.	13,635	38,042
†IMAX Corp.	42,300	800,739
†Liberty Media Corp.-Liberty Braves	10,100	290,678
†Liberty Media Corp-Liberty Braves	32,700	912,657
†Lions Gate Entertainment Corp.	156,800	2,421,364

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†LiveOne, Inc.	45,800	$ 37,373
†Madison Square Garden Entertainment Corp.	22,772	1,897,135
†Marcus Corp.	19,434	343,982
		19,424,279
Equity Real Estate Investment Trusts–6.99%
Acadia Realty Trust	76,115	1,649,412
Agree Realty Corp.	59,666	3,959,436
†Alexander & Baldwin, Inc.	63,808	1,479,708
Alexander's, Inc.	1,776	455,064
American Assets Trust, Inc.	43,473	1,647,192
†Apartment Investment & Management Co. Class A	133,500	977,220
Apple Hospitality REIT, Inc.	184,500	3,315,465
Armada Hoffler Properties, Inc.	50,700	740,220
†Ashford Hospitality Trust, Inc.	14,840	151,368
Braemar Hotels & Resorts, Inc.	54,500	336,810
Brandywine Realty Trust	147,400	2,084,236
Broadstone Net Lease, Inc.	134,800	2,935,944
BRT Apartments Corp.	9,600	230,112
CareTrust REIT, Inc.	83,771	1,616,780
CatchMark Timber Trust, Inc. Class A	41,800	342,760
Centerspace	12,646	1,240,826
†Chatham Lodging Trust	40,431	557,543
City Office REIT, Inc.	36,400	642,824
Clipper Realty, Inc.	11,000	99,770
Community Healthcare Trust, Inc.	21,600	911,736
Corporate Office Properties Trust	97,300	2,776,942
CTO Realty Growth, Inc.	4,914	325,896
†DiamondRock Hospitality Co.	182,574	1,843,997
†DigitalBridge Group, Inc.	417,400	3,005,280
Diversified Healthcare Trust	200,000	640,000
Easterly Government Properties, Inc.	75,700	1,600,298
EastGroup Properties, Inc.	34,888	7,092,033
Empire State Realty Trust, Inc. Class A	121,100	1,189,202
†Equity Commonwealth	94,900	2,677,129
Essential Properties Realty Trust, Inc.	104,035	2,632,085
Farmland Partners, Inc.	24,300	334,125
Four Corners Property Trust, Inc.	66,500	1,798,160
Franklin Street Properties Corp.	87,127	514,049
Getty Realty Corp.	35,564	1,017,842
Gladstone Commercial Corp.	32,905	724,568
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Gladstone Land Corp.	26,800	$ 976,056
Global Medical REIT, Inc.	52,700	860,064
Global Net Lease, Inc.	88,954	1,399,246
Healthcare Realty Trust, Inc.	127,984	3,517,000
†Hersha Hospitality Trust	27,541	250,072
Independence Realty Trust, Inc.	189,156	5,001,285
Indus Realty Trust, Inc.	5,186	379,045
Industrial Logistics Properties Trust	56,989	1,291,941
Innovative Industrial Properties, Inc.	20,600	4,231,240
iStar, Inc.	57,170	1,338,350
Kite Realty Group Trust	186,369	4,243,622
LTC Properties, Inc.	32,973	1,268,471
LXP Industrial Trust	242,186	3,802,320
Macerich Co.	183,900	2,876,196
National Health Investors, Inc.	37,934	2,238,485
National Storage Affiliates Trust	70,350	4,415,166
Necessity Retail REIT, Inc.	106,300	840,833
NETSTREIT Corp.	33,800	758,472
NexPoint Residential Trust, Inc.	19,400	1,752,014
Office Properties Income Trust	42,140	1,084,262
One Liberty Properties, Inc.	13,707	422,039
Outfront Media, Inc.	125,000	3,553,750
Paramount Group, Inc.	164,200	1,791,422
Pebblebrook Hotel Trust	112,360	2,750,573
Phillips Edison & Co., Inc.	97,700	3,359,903
Physicians Realty Trust	191,300	3,355,402
Piedmont Office Realty Trust, Inc. Class A	108,100	1,861,482
Plymouth Industrial REIT, Inc.	27,600	747,960
Postal Realty Trust, Inc. Class A	10,300	173,246
PotlatchDeltic Corp.	56,606	2,984,834
Preferred Apartment Communities, Inc.	45,300	1,129,782
PS Business Parks, Inc.	17,462	2,935,013
Retail Opportunity Investments Corp.	101,767	1,973,262
Retail Value, Inc.	15,272	46,732
RLJ Lodging Trust	144,155	2,029,702
RPT Realty	76,005	1,046,589
†Ryman Hospitality Properties, Inc.	46,206	4,286,531
Sabra Health Care REIT, Inc.	197,177	2,935,966
Safehold, Inc.	18,100	1,003,645
Saul Centers, Inc.	10,066	530,478

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
†Seritage Growth Properties Class A	31,800	$ 402,588
Service Properties Trust	144,300	1,274,169
SITE Centers Corp.	149,200	2,493,132
STAG Industrial, Inc.	152,334	6,299,011
†Summit Hotel Properties, Inc.	87,873	875,215
†Sunstone Hotel Investors, Inc.	187,992	2,214,546
Tanger Factory Outlet Centers, Inc.	88,500	1,521,315
Terreno Realty Corp.	63,834	4,726,908
UMH Properties, Inc.	37,667	926,232
Uniti Group, Inc.	168,300	2,315,808
Universal Health Realty Income Trust	10,873	634,657
Urban Edge Properties	101,000	1,929,100
Urstadt Biddle Properties, Inc. Class A	28,317	532,643
†Veris Residential, Inc.	77,000	1,339,030
Washington Real Estate Investment Trust	72,475	1,848,113
Whitestone REIT	42,571	564,066
†Xenia Hotels & Resorts, Inc.	99,404	1,917,503
		166,802,519
Food & Staples Retailing–1.16%
Andersons, Inc.	27,563	1,385,316
†BJ's Wholesale Club Holdings, Inc.	118,400	8,005,024
†Chefs' Warehouse, Inc.	26,635	868,301
†HF Foods Group, Inc.	29,500	196,470
Ingles Markets, Inc. Class A	12,331	1,098,076
†MedAvail Holdings, Inc.	8,400	8,157
Natural Grocers by Vitamin Cottage, Inc.	8,289	162,464
†Performance Food Group Co.	130,722	6,655,057
PriceSmart, Inc.	20,632	1,627,246
†Rite Aid Corp.	46,705	408,669
SpartanNash Co.	30,458	1,004,809
†Sprouts Farmers Market, Inc.	98,000	3,134,040
†United Natural Foods, Inc.	47,999	1,984,759
Village Super Market, Inc. Class A	7,213	176,719
Weis Markets, Inc.	14,000	999,880
		27,714,987
Food Products–1.00%
†AppHarvest, Inc.	59,100	317,662
B&G Foods, Inc.	55,914	1,508,560
Calavo Growers, Inc.	14,254	519,558
Cal-Maine Foods, Inc.	35,630	1,967,489
Fresh Del Monte Produce, Inc.	28,156	729,522
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Hostess Brands, Inc.	120,100	$ 2,634,994
J & J Snack Foods Corp.	12,687	1,967,754
John B Sanfilippo & Son, Inc.	7,502	625,967
†Laird Superfood, Inc.	5,000	18,050
Lancaster Colony Corp.	16,354	2,439,199
†Landec Corp.	22,406	259,461
Limoneira Co.	13,500	198,180
†Mission Produce, Inc.	31,400	397,210
Sanderson Farms, Inc.	16,090	3,016,714
†Seneca Foods Corp. Class A	5,288	272,544
†Simply Good Foods Co.	73,400	2,785,530
†Sovos Brands, Inc.	23,100	327,558
†Tattooed Chef, Inc.	40,200	505,716
Tootsie Roll Industries, Inc.	13,740	480,357
†TreeHouse Foods, Inc.	45,400	1,464,604
Utz Brands, Inc.	52,000	768,560
†Vita Coco Co., Inc.	10,300	92,288
†Vital Farms, Inc.	20,700	255,852
†Whole Earth Brands, Inc.	31,600	226,256
		23,779,585
Gas Utilities–1.06%
Brookfield Infrastructure Corp. Class A	53,100	4,005,864
Chesapeake Utilities Corp.	14,765	2,034,026
New Jersey Resources Corp.	82,097	3,764,969
Northwest Natural Holding Co.	26,319	1,361,219
ONE Gas, Inc.	45,746	4,036,627
South Jersey Industries, Inc.	89,404	3,088,908
†Southwest Gas Holdings, Inc.	51,922	4,064,973
Spire, Inc.	42,820	3,072,763
		25,429,349
Health Care Equipment & Supplies–3.39%
†Accelerate Diagnostics, Inc.	28,621	41,214
†Accuray, Inc.	78,718	260,556
†Acutus Medical, Inc.	14,400	20,016
†Alphatec Holdings, Inc.	63,000	724,500
†AngioDynamics, Inc.	33,292	717,110
†Apyx Medical Corp.	26,500	173,045
†Artivion, Inc.	32,210	688,650
†Asensus Surgical, Inc.	198,400	124,357
†Aspira Women's Health, Inc.	63,000	65,520
†AtriCure, Inc.	38,703	2,541,626
Atrion Corp.	1,267	903,371
†Avanos Medical, Inc.	42,100	1,410,350
†Axogen, Inc.	32,400	257,256
†Axonics, Inc.	39,700	2,485,220
†BioLife Solutions, Inc.	8,400	190,932
†Bioventus, Inc. Class A	23,956	337,780
†Butterfly Network, Inc.	110,100	524,076
†Cardiovascular Systems, Inc.	33,282	752,173
†Cerus Corp.	142,283	781,134

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†ClearPoint Neuro, Inc.	16,100	$ 167,601
CONMED Corp.	24,922	3,702,163
†CryoPort, Inc.	35,200	1,228,832
†Cue Health, Inc.	12,200	78,690
†Cutera, Inc.	14,900	1,028,100
†CVRx, Inc.	7,000	41,930
†CytoSorbents Corp.	34,700	110,693
†DarioHealth Corp.	11,500	67,160
†Eargo, Inc.	24,300	128,547
†Glaukos Corp.	39,345	2,274,928
†Haemonetics Corp.	43,500	2,750,070
†Heska Corp.	8,300	1,147,724
†Inari Medical, Inc.	29,600	2,682,944
†Inogen, Inc.	16,590	537,848
†Integer Holdings Corp.	28,325	2,282,145
†Intersect ENT, Inc.	28,200	789,882
†Invacare Corp.	28,839	40,663
iRadimed Corp.	5,200	233,168
†iRhythm Technologies, Inc.	25,350	3,991,864
†Lantheus Holdings, Inc.	58,306	3,224,905
LeMaitre Vascular, Inc.	16,998	789,897
†LivaNova PLC	45,996	3,763,853
†Lucid Diagnostics, Inc.	2,000	6,720
†Meridian Bioscience, Inc.	36,075	936,507
†Merit Medical Systems, Inc.	44,141	2,936,259
Mesa Laboratories, Inc.	4,230	1,078,142
†Natus Medical, Inc.	28,563	750,636
†Neogen Corp.	92,650	2,857,326
†Neuronetics, Inc.	21,400	64,842
†NeuroPace, Inc.	5,700	46,797
†Nevro Corp.	29,900	2,162,667
†NuVasive, Inc.	44,737	2,536,588
†OraSure Technologies, Inc.	60,806	412,265
†Ortho Clinical Diagnostics Holdings PLC	103,800	1,936,908
†Orthofix Medical, Inc.	16,003	523,298
†OrthoPediatrics Corp.	11,705	631,953
†Outset Medical, Inc.	40,800	1,852,320
†Paragon 28, Inc.	8,700	145,638
†PAVmed, Inc.	61,600	81,312
†PROCEPT BioRobotics Corp.	6,100	213,439
†Pulmonx Corp.	22,000	545,820
†Pulse Biosciences, Inc.	11,823	57,460
†Quotient Ltd.	66,800	80,160
†Retractable Technologies, Inc.	14,400	68,400
†RxSight, Inc.	10,800	133,704
†SeaSpine Holdings Corp.	26,940	327,590
†Senseonics Holdings, Inc.	365,000	719,050
†Shockwave Medical, Inc.	29,000	6,013,440
†SI-BONE, Inc.	27,400	619,240
†Sientra, Inc.	48,900	108,558
†Sight Sciences, Inc.	11,800	136,408
†Silk Road Medical, Inc.	30,200	1,246,958
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†STAAR Surgical Co.	40,999	$ 3,276,230
†Stereotaxis, Inc.	41,555	155,000
†Surmodics, Inc.	11,565	524,241
†Tactile Systems Technology, Inc.	16,300	328,608
†Talis Biomedical Corp.	12,060	17,005
†TransMedics Group, Inc.	22,000	592,680
†Treace Medical Concepts, Inc.	26,600	503,006
†UFP Technologies, Inc.	5,900	390,403
Utah Medical Products, Inc.	2,915	261,942
†Vapotherm, Inc.	19,400	269,660
†Varex Imaging Corp.	32,400	689,796
†ViewRay, Inc.	117,400	460,208
Zynex, Inc.	18,260	113,760
		80,875,437
Health Care Providers & Services–2.98%
†1Life Healthcare, Inc.	98,500	1,091,380
†Accolade, Inc.	42,600	748,056
†AdaptHealth Corp.	60,500	969,815
†Addus HomeCare Corp.	13,600	1,268,744
†Agiliti, Inc.	19,700	415,670
†AirSculpt Technologies, Inc.	6,500	88,920
†Alignment Healthcare, Inc.	69,800	783,854
†AMN Healthcare Services, Inc.	40,474	4,222,653
†Apollo Medical Holdings, Inc.	32,400	1,570,428
†Aveanna Healthcare Holdings, Inc.	33,100	112,871
†Biodesix, Inc.	10,000	16,900
†Brookdale Senior Living, Inc.	156,800	1,105,440
†Castle Biosciences, Inc.	18,000	807,480
†Community Health Systems, Inc.	107,100	1,271,277
†CorVel Corp.	7,486	1,260,942
†Covetrus, Inc.	89,700	1,506,063
†Cross Country Healthcare, Inc.	30,517	661,303
Ensign Group, Inc.	45,233	4,071,422
†Fulgent Genetics, Inc.	18,000	1,123,380
†Hanger, Inc.	31,900	584,727
†HealthEquity, Inc.	70,430	4,749,799
†InfuSystem Holdings, Inc.	15,100	147,980
†Innovage Holding Corp.	15,700	100,794
†Invitae Corp.	174,280	1,389,012
†Joint Corp.	11,700	414,063
†LHC Group, Inc.	26,304	4,434,854
†LifeStance Health Group, Inc.	51,100	516,621
†MEDNAX, Inc.	66,300	1,556,724
†ModivCare, Inc.	10,533	1,215,403
National HealthCare Corp.	10,575	742,682
National Research Corp.	11,837	469,337

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Ontrak, Inc.	7,300	$ 16,535
†Option Care Health, Inc.	136,807	3,907,208
Owens & Minor, Inc.	62,254	2,740,421
Patterson Cos., Inc.	74,000	2,395,380
†Pennant Group, Inc.	21,766	405,501
†PetIQ, Inc.	22,600	551,440
†Privia Health Group, Inc.	31,000	828,630
†Progyny, Inc.	55,500	2,852,700
†R1 RCM, Inc.	102,064	2,731,233
†RadNet, Inc.	38,500	861,245
Select Medical Holdings Corp.	95,367	2,287,854
†Sharps Compliance Corp.	20,600	121,540
†SOC Telemed, Inc.	50,000	149,500
†Surgery Partners, Inc.	29,000	1,596,450
†Tenet Healthcare Corp.	91,792	7,890,440
†Tivity Health, Inc.	38,728	1,245,880
U.S. Physical Therapy, Inc.	11,249	1,118,713
†Viemed Healthcare, Inc.	30,400	151,392
		71,270,656
Health Care Technology–1.03%
†Allscripts Healthcare Solutions, Inc.	105,800	2,382,616
†American Well Corp. Class A	154,900	652,129
†Computer Programs & Systems, Inc.	12,049	415,088
†Convey Health Solutions Holdings, Inc.	11,600	75,864
†Evolent Health, Inc. Class A	69,100	2,231,930
†Forian, Inc.	15,500	107,880
†Health Catalyst, Inc.	46,500	1,215,045
†HealthStream, Inc.	21,545	429,177
†iCAD, Inc.	18,000	80,280
†Inspire Medical Systems, Inc.	23,100	5,929,539
†Multiplan Corp.	296,500	1,387,620
†NantHealth, Inc.	21,500	16,202
†NextGen Healthcare, Inc.	50,828	1,062,814
†Omnicell, Inc.	37,925	4,910,908
†OptimizeRx Corp.	14,500	546,795
†Phreesia, Inc.	43,500	1,146,660
†Schrodinger, Inc.	39,700	1,354,564
Simulations Plus, Inc.	12,900	657,642
†Tabula Rasa HealthCare, Inc.	19,100	110,016
		24,712,769
Hotels, Restaurants & Leisure–2.35%
†Accel Entertainment, Inc. Class A	47,700	580,986
†Bally's Corp.	27,573	847,594
†Biglari Holdings, Inc.	665	96,166
†BJ's Restaurants, Inc.	19,159	542,200
Bloomin' Brands, Inc.	77,252	1,694,909
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Bluegreen Vacations Holding Corp.	12,782	$ 377,964
†Brinker International, Inc.	39,300	1,499,688
Carrols Restaurant Group, Inc.	28,565	64,557
†Century Casinos, Inc.	23,100	276,045
†Cheesecake Factory, Inc.	40,274	1,602,503
†Chuy's Holdings, Inc.	16,832	454,464
Cracker Barrel Old Country Store, Inc.	20,462	2,429,453
†Dave & Buster's Entertainment, Inc.	37,800	1,855,980
†Denny's Corp.	53,156	760,662
Dine Brands Global, Inc.	13,832	1,078,205
†Drive Shack, Inc.	67,100	103,334
†El Pollo Loco Holdings, Inc.	16,100	187,082
†Esports Technologies, Inc.	9,200	62,008
†Everi Holdings, Inc.	73,900	1,551,900
†F45 Training Holdings, Inc.	22,700	242,890
†Fiesta Restaurant Group, Inc.	15,057	112,551
†First Watch Restaurant Group, Inc.	9,200	120,060
†Full House Resorts, Inc.	27,800	267,158
†GAN Ltd.	33,900	163,398
†Golden Entertainment, Inc.	14,500	842,015
†Golden Nugget Online Gaming, Inc.	33,800	240,318
†Hall of Fame Resort & Entertainment Co.	46,900	52,059
†Hilton Grand Vacations, Inc.	73,700	3,833,137
International Game Technology PLC	86,100	2,124,948
Jack in the Box, Inc.	19,115	1,785,532
Krispy Kreme, Inc.	62,800	932,580
†Kura Sushi USA, Inc. Class A	3,400	187,510
†Life Time Group Holdings, Inc.	34,300	498,722
†Lindblad Expeditions Holdings, Inc.	25,400	383,032
†Monarch Casino & Resort, Inc.	11,784	1,027,918
Nathan's Famous, Inc.	2,502	135,533
†NEOGAMES SA	9,600	148,128
†Noodles & Co.	34,500	205,965
†ONE Group Hospitality, Inc.	17,000	178,670
Papa John's International, Inc.	28,322	2,981,740
†PlayAGS, Inc.	23,500	156,745
†Portillo's, Inc. Class A	20,400	501,024
RCI Hospitality Holdings, Inc.	7,100	436,366
†Red Robin Gourmet Burgers, Inc.	12,822	216,179

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc. Class A	47,800	$ 2,321,168
†Rush Street Interactive, Inc.	45,500	330,785
Ruth's Hospitality Group, Inc.	28,566	653,590
†Scientific Games Corp. Class A	82,652	4,855,805
†SeaWorld Entertainment, Inc.	44,262	3,294,863
†Shake Shack, Inc. Class A	32,300	2,193,170
†Sweetgreen, Inc. Class A	9,500	303,905
†Target Hospitality Corp.	21,300	127,800
Texas Roadhouse, Inc.	60,570	5,071,526
Wingstop, Inc.	25,600	3,004,160
†Xponential Fitness, Inc. Class A	8,000	187,520
		56,184,170
Household Durables–1.57%
†Aterian, Inc.	21,900	53,217
Bassett Furniture Industries, Inc.	7,800	129,168
†Beazer Homes USA, Inc.	24,719	376,223
†Cavco Industries, Inc.	8,026	1,933,062
Century Communities, Inc.	26,238	1,405,570
Ethan Allen Interiors, Inc.	19,232	501,378
Flexsteel Industries, Inc.	5,500	106,150
†GoPro, Inc. Class A	110,800	945,124
†Green Brick Partners, Inc.	25,982	513,404
Hamilton Beach Brands Holding Co. Class A	6,484	75,409
†Helen of Troy Ltd.	20,598	4,033,912
Hooker Furnishings Corp.	8,700	164,778
†Hovnanian Enterprises, Inc. Class A	4,300	254,130
Installed Building Products, Inc.	20,518	1,733,566
†iRobot Corp.	22,822	1,446,915
KB Home	68,336	2,212,720
†Landsea Homes Corp.	8,401	71,829
La-Z-Boy, Inc.	37,933	1,000,293
†Legacy Housing Corp.	6,860	147,216
†LGI Homes, Inc.	18,600	1,816,848
Lifetime Brands, Inc.	10,524	135,128
†Lovesac Co.	10,800	583,848
†M/I Homes, Inc.	24,174	1,072,117
MDC Holdings, Inc.	49,631	1,878,037
†Meritage Homes Corp.	31,784	2,518,246
†Purple Innovation, Inc.	48,811	285,544
†Skyline Champion Corp.	45,234	2,482,442
†Snap One Holdings Corp.	11,200	165,200
†Sonos, Inc.	103,336	2,916,142
†Taylor Morrison Home Corp.	103,000	2,803,660
†Traeger, Inc.	19,100	142,104
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Tri Pointe Homes, Inc.	94,552	$ 1,898,604
†Tupperware Brands Corp.	42,000	816,900
†Universal Electronics, Inc.	11,011	343,984
†VOXX International Corp.	13,200	131,604
†Vuzix Corp.	49,600	327,360
Weber, Inc. Class A	14,600	143,518
		37,565,350
Household Products–0.25%
†Central Garden & Pet Co.	43,822	1,815,363
Energizer Holdings, Inc.	59,500	1,830,220
Oil-Dri Corp. of America	4,354	124,742
WD-40 Co.	11,838	2,169,077
		5,939,402
Independent Power and Renewable Electricity Producers–0.36%
Clearway Energy, Inc.	101,500	3,609,746
Ormat Technologies, Inc.	39,160	3,204,463
†Sunnova Energy International, Inc.	74,800	1,724,888
		8,539,097
Insurance–1.88%
†Ambac Financial Group, Inc.	38,393	399,287
American Equity Investment Life Holding Co.	70,755	2,823,832
American National Group, Inc.	5,200	983,268
AMERISAFE, Inc.	16,299	809,571
Argo Group International Holdings Ltd.	27,867	1,150,350
†Bright Health Group, Inc.	207,900	401,247
†BRP Group, Inc. Class A	41,300	1,108,079
†Citizens, Inc.	42,963	182,163
CNO Financial Group, Inc.	101,012	2,534,391
Crawford & Co. Class A	13,000	98,280
Donegal Group, Inc. Class A	12,346	165,560
†eHealth, Inc.	20,719	257,123
Employers Holdings, Inc.	24,127	989,690
†Enstar Group Ltd.	10,311	2,692,718
†Genworth Financial, Inc. Class A	414,400	1,566,432
Goosehead Insurance, Inc. Class A	15,600	1,225,692
†Greenlight Capital Re Ltd. Class A	21,257	150,287
HCI Group, Inc.	4,807	327,741
Heritage Insurance Holdings, Inc.	22,400	159,936
Horace Mann Educators Corp.	36,531	1,528,092
Investors Title Co.	1,053	213,980
James River Group Holdings Ltd.	30,900	764,466

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Kinsale Capital Group, Inc.	18,500	$ 4,218,370
†Maiden Holdings Ltd.	58,047	139,893
†MBIA, Inc.	40,084	616,893
†MetroMile, Inc.	93,200	123,024
National Western Life Group, Inc. Class A	2,016	424,166
†NI Holdings, Inc.	7,400	125,504
†Palomar Holdings, Inc.	21,600	1,382,184
ProAssurance Corp.	47,300	1,271,424
RLI Corp.	34,734	3,842,622
Safety Insurance Group, Inc.	12,299	1,117,364
Selective Insurance Group, Inc.	51,507	4,602,666
†Selectquote, Inc.	113,300	316,107
†SiriusPoint Ltd.	75,600	565,488
Stewart Information Services Corp.	22,939	1,390,333
Tiptree, Inc.	19,646	252,451
†Trean Insurance Group, Inc.	14,400	67,536
†Trupanion, Inc.	32,861	2,928,572
United Fire Group, Inc.	17,621	547,485
United Insurance Holdings Corp.	17,900	59,249
Universal Insurance Holdings, Inc.	23,003	310,310
		44,833,826
Interactive Media & Services–0.56%
†Cargurus, Inc.	82,200	3,490,212
†Cars.com, Inc.	57,700	832,611
†Eventbrite, Inc. Class A	67,200	992,544
†EverQuote, Inc. Class A	18,100	292,858
†fuboTV, Inc.	114,500	752,265
†Liberty TripAdvisor Holdings, Inc. Class A	62,575	128,279
†MediaAlpha, Inc. Class A	17,800	294,590
†Outbrain, Inc.	8,300	89,059
†QuinStreet, Inc.	42,211	489,647
†Society Pass, Inc.	2,600	7,722
†TrueCar, Inc.	81,000	319,950
†Yelp, Inc.	62,000	2,114,820
†Ziff Davis, Inc.	37,287	3,608,636
		13,413,193
Internet & Direct Marketing Retail–0.43%
†1-800-Flowers.com, Inc. Class A	22,564	287,917
†1stdibs.com, Inc.	10,000	79,900
†aka Brands Holding Corp.	10,300	45,526
†CarParts.com, Inc.	41,400	277,380
†Duluth Holdings, Inc. Class B	9,800	119,854
†Groupon, Inc.	19,995	384,504
†Lands' End, Inc.	12,200	206,424
†Liquidity Services, Inc.	22,473	384,738
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Lulu's Fashion Lounge Holdings, Inc.	6,300	$ 42,714
†Overstock.com, Inc.	36,997	1,628,053
PetMed Express, Inc.	18,309	472,372
†Porch Group, Inc.	65,100	452,119
†Quotient Technology, Inc.	75,600	482,328
†RealReal, Inc.	67,200	487,872
†Rent the Runway, Inc. Class A	15,200	104,728
†Revolve Group, Inc.	30,900	1,659,021
Shutterstock, Inc.	20,152	1,875,748
†Stitch Fix, Inc. Class A	70,700	711,949
†Xometry, Inc. Class A	18,800	690,900
		10,394,047
IT Services–1.51%
†BigCommerce Holdings, Inc.	41,800	915,838
†Brightcove, Inc.	33,686	262,751
†Cantaloupe, Inc.	49,400	334,438
Cass Information Systems, Inc.	12,015	443,474
†Conduent, Inc.	141,500	730,140
CSG Systems International, Inc.	27,788	1,766,483
†DigitalOcean Holdings, Inc.	43,600	2,522,260
EVERTEC, Inc.	51,900	2,124,267
†Evo Payments, Inc. Class A	40,100	925,909
†ExlService Holdings, Inc.	28,148	4,032,764
†Flywire Corp.	52,900	1,617,682
†GreenBox POS	15,700	66,254
†Grid Dynamics Holdings, Inc.	39,500	556,160
Hackett Group, Inc.	20,676	476,789
†I3 Verticals, Inc. Class A	19,391	540,233
†IBEX Holdings Ltd.	4,859	77,452
†International Money Express, Inc.	27,300	562,653
†Limelight Networks, Inc.	106,949	558,274
†LiveRamp Holdings, Inc.	56,972	2,130,183
Maximus, Inc.	53,074	3,977,896
†MoneyGram International, Inc.	75,900	801,504
†Paya Holdings, Inc.	70,800	414,888
†Perficient, Inc.	27,925	3,074,263
†Priority Technology Holdings, Inc.	8,900	51,175
†Rackspace Technology, Inc.	46,100	514,476
†Remitly Global, Inc.	10,300	101,661
†Repay Holdings Corp.	75,400	1,113,658
†StarTek, Inc.	14,700	65,121
TTEC Holdings, Inc.	16,260	1,341,775
†Tucows, Inc. Class A	8,200	560,060
†Unisys Corp.	57,654	1,245,903
†Verra Mobility Corp.	125,400	2,041,512
		35,947,896

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.45%
Acushnet Holdings Corp.	30,100	$ 1,211,826
†American Outdoor Brands, Inc.	11,508	151,100
†AMMO, Inc.	73,100	350,880
†Callaway Golf Co.	99,527	2,330,922
Clarus Corp.	23,724	540,433
Escalade, Inc.	8,703	114,879
†Genius Brands International, Inc.	241,800	246,636
Johnson Outdoors, Inc. Class A	4,386	340,924
†Latham Group, Inc.	29,600	391,904
†Malibu Boats, Inc. Class A	17,600	1,020,976
Marine Products Corp.	7,236	83,576
†MasterCraft Boat Holdings, Inc.	16,000	393,760
†Nautilus, Inc.	25,700	105,884
Smith & Wesson Brands, Inc.	40,532	613,249
†Solo Brands, Inc. Class A	9,800	83,594
Sturm Ruger & Co., Inc.	14,514	1,010,465
†Vista Outdoor, Inc.	49,400	1,763,086
		10,754,094
Life Sciences Tools & Services–0.62%
†Absci Corp.	45,200	381,036
†Akoya Biosciences, Inc.	10,400	114,296
†Alpha Teknova, Inc.	5,600	77,336
†Berkeley Lights, Inc.	41,100	292,221
†Bionano Genomics, Inc.	243,000	626,940
†ChromaDex Corp.	39,500	97,170
†Codex DNA, Inc.	6,300	33,831
†Codexis, Inc.	50,900	1,049,558
†Cytek Biosciences, Inc.	75,400	812,812
†Fluidigm Corp.	65,466	235,023
†Harvard Bioscience, Inc.	32,600	202,446
†Inotiv, Inc.	13,900	363,902
†IsoPlexis Corp.	7,600	26,068
†MaxCyte, Inc.	79,800	557,802
†Medpace Holdings, Inc.	24,900	4,073,391
†NanoString Technologies, Inc.	39,700	1,379,575
†NeoGenomics, Inc.	98,265	1,193,919
†Pacific Biosciences of California, Inc.	168,198	1,530,602
†Personalis, Inc.	30,600	250,614
†Quanterix Corp.	26,100	761,859
†Rapid Micro Biosystems, Inc. Class A	12,100	82,159
†Seer, Inc.	35,200	536,448
†Singular Genomics Systems, Inc.	34,700	218,957
		14,897,965
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.56%
†AgEagle Aerial Systems, Inc.	57,600	$ 68,544
Alamo Group, Inc.	8,335	1,198,490
Albany International Corp. Class A	26,343	2,221,242
Altra Industrial Motion Corp.	55,878	2,175,331
Astec Industries, Inc.	19,169	824,267
Barnes Group, Inc.	39,554	1,589,675
†Blue Bird Corp.	13,192	248,273
†Chart Industries, Inc.	31,474	5,406,289
†CIRCOR International, Inc.	15,526	413,302
Columbus McKinnon Corp.	23,508	996,739
†Commercial Vehicle Group, Inc.	27,500	232,375
†Desktop Metal, Inc. Class A	158,138	749,574
Douglas Dynamics, Inc.	19,249	665,823
†Energy Recovery, Inc.	35,300	710,942
Enerpac Tool Group Corp.	51,114	1,118,885
EnPro Industries, Inc.	17,509	1,711,155
ESCO Technologies, Inc.	22,038	1,540,897
†Evoqua Water Technologies Corp.	100,200	4,707,396
Federal Signal Corp.	51,907	1,751,861
Franklin Electric Co., Inc.	39,640	3,291,706
Gorman-Rupp Co.	20,182	724,130
Greenbrier Cos., Inc.	28,001	1,442,332
Helios Technologies, Inc.	27,928	2,241,222
Hillenbrand, Inc.	62,532	2,762,038
†Hydrofarm Holdings Group, Inc.	32,900	498,435
†Hyliion Holdings Corp.	99,300	439,899
Hyster-Yale Materials Handling, Inc.	8,366	277,835
†Ideanomics, Inc.	398,700	446,544
John Bean Technologies Corp.	26,892	3,185,895
Kadant, Inc.	9,899	1,922,287
Kennametal, Inc.	69,100	1,976,951
Lindsay Corp.	9,607	1,508,395
Luxfer Holdings PLC	23,400	393,120
†Manitowoc Co., Inc.	29,175	439,959
†Mayville Engineering Co., Inc.	7,200	67,464
†Meritor, Inc.	58,812	2,091,943
Miller Industries, Inc.	9,346	263,183
Mueller Industries, Inc.	47,440	2,569,825
Mueller Water Products, Inc. Class A	133,927	1,730,337
†Nikola Corp.	197,400	2,114,154
†NN, Inc.	36,256	104,417
Omega Flex, Inc.	2,689	349,220
Park-Ohio Holdings Corp.	7,249	101,993
†Province of Alberta	24,143	1,277,165
†RBC Bearings, Inc.	24,018	4,656,610
REV Group, Inc.	24,100	322,940

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Shyft Group, Inc.	29,916	$ 1,080,267
†SPX Corp.	37,900	1,872,639
SPX FLOW, Inc.	34,500	2,974,590
Standex International Corp.	10,154	1,014,588
Tennant Co.	15,981	1,259,303
Terex Corp.	58,800	2,096,808
†Titan International, Inc.	43,500	640,755
Trinity Industries, Inc.	64,900	2,229,964
Wabash National Corp.	42,340	628,326
Watts Water Technologies, Inc. Class A	23,594	3,293,486
†Welbilt, Inc.	104,100	2,472,375
		85,094,160
Marine–0.28%
Costamare, Inc.	44,900	765,545
Eagle Bulk Shipping, Inc.	8,042	547,741
Genco Shipping & Trading Ltd.	29,300	692,066
Matson, Inc.	35,800	4,318,196
Safe Bulkers, Inc.	54,300	258,468
		6,582,016
Media–1.01%
†Advantage Solutions, Inc.	64,300	410,234
†AMC Networks, Inc. Class A	24,600	999,498
†Audacy, Inc.	99,706	288,150
†Boston Omaha Corp. Class A	18,100	459,197
†Cardlytics, Inc.	28,000	1,539,440
†Clear Channel Outdoor Holdings, Inc.	307,800	1,064,988
†comScore, Inc.	59,000	171,690
†Daily Journal Corp.	1,050	327,590
†Digital Media Solutions, Inc. Class A	1,600	5,824
†Emerald Holding, Inc.	21,200	72,080
Entravision Communications Corp. Class A	49,930	320,051
†EW Scripps Co. Class A	50,366	1,047,109
†Fluent, Inc.	36,068	75,021
†Gannett Co., Inc.	119,324	538,151
Gray Television, Inc.	74,418	1,642,405
†Hemisphere Media Group, Inc.	13,700	62,609
†iHeartMedia, Inc. Class A	97,000	1,836,210
†Integral Ad Science Holding Corp.	15,000	207,000
John Wiley & Sons, Inc. Class A	37,400	1,983,322
†Magnite, Inc.	112,642	1,488,001
National CineMedia, Inc.	52,629	133,678
Scholastic Corp.	23,291	938,162
Sinclair Broadcast Group, Inc. Class A	39,000	1,092,780
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Stagwell, Inc.	52,300	$ 378,652
†TechTarget, Inc.	22,698	1,844,894
TEGNA, Inc.	190,294	4,262,586
†Thryv Holdings, Inc.	6,500	182,780
†WideOpenWest, Inc.	44,394	774,231
		24,146,333
Metals & Mining–1.49%
†Allegheny Technologies, Inc.	109,600	2,941,664
†Arconic Corp.	92,200	2,362,164
Carpenter Technology Corp.	41,400	1,737,972
†Century Aluminum Co.	43,458	1,143,380
†Coeur Mining, Inc.	225,486	1,003,413
Commercial Metals Co.	102,500	4,266,050
Compass Minerals International, Inc.	29,300	1,839,747
†Constellium SE	105,000	1,890,000
†Gatos Silver, Inc.	39,200	169,344
Haynes International, Inc.	10,581	450,751
Hecla Mining Co.	458,176	3,010,216
Kaiser Aluminum Corp.	13,622	1,282,648
Materion Corp.	17,384	1,490,504
†MP Materials Corp.	65,200	3,738,568
†Novagold Resources, Inc.	207,100	1,600,883
Olympic Steel, Inc.	7,906	304,065
†Perpetua Resources Corp.	32,900	134,890
†PolyMet Mining Corp.	24,500	102,655
Ryerson Holding Corp.	13,925	487,653
Schnitzer Steel Industries, Inc. Class A	22,101	1,147,926
SunCoke Energy, Inc.	69,044	615,182
†TimkenSteel Corp.	38,900	851,132
Warrior Met Coal, Inc.	44,500	1,651,395
Worthington Industries, Inc.	26,808	1,378,199
		35,600,401
Mortgage Real Estate Investment Trusts (REITs)–1.27%
AFC Gamma, Inc.	12,400	237,088
Angel Oak Mortgage, Inc.	6,200	101,742
Apollo Commercial Real Estate Finance, Inc.	122,681	1,708,946
Arbor Realty Trust, Inc.	123,000	2,098,380
Ares Commercial Real Estate Corp.	37,189	577,173
ARMOUR Residential REIT, Inc.	76,453	642,205
Blackstone Mortgage Trust, Inc. Class A	136,117	4,327,160
BrightSpire Capital, Inc.	71,400	660,450
Broadmark Realty Capital, Inc.	116,400	1,006,860
Chimera Investment Corp.	199,400	2,400,776
Dynex Capital, Inc.	26,543	429,997
Ellington Financial, Inc.	46,100	818,275

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Franklin BSP Realty Trust, Inc.	31,230	$ 436,595
Granite Point Mortgage Trust, Inc.	46,000	511,520
Great Ajax Corp.	18,255	214,131
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	66,300	3,144,609
Invesco Mortgage Capital, Inc.	269,536	614,542
KKR Real Estate Finance Trust, Inc.	30,400	626,544
Ladder Capital Corp.	96,289	1,142,951
MFA Financial, Inc.	375,000	1,511,250
New York Mortgage Trust, Inc.	333,682	1,217,939
Orchid Island Capital, Inc.	141,700	460,525
PennyMac Mortgage Investment Trust	85,921	1,451,206
Ready Capital Corp.	53,611	807,382
Redwood Trust, Inc.	101,025	1,063,793
TPG RE Finance Trust, Inc.	51,200	604,672
Two Harbors Investment Corp.	293,800	1,624,714
		30,441,425
Multiline Retail–0.40%
Big Lots, Inc.	26,000	899,600
Dillard's, Inc. Class A	4,700	1,261,433
Franchise Group, Inc.	25,000	1,035,750
Macy's, Inc.	257,400	6,270,264
		9,467,047
Multi-Utilities–0.44%
Avista Corp.	60,726	2,741,779
Black Hills Corp.	55,473	4,272,530
NorthWestern Corp.	45,906	2,776,854
Unitil Corp.	14,141	705,353
		10,496,516
Oil, Gas & Consumable Fuels–5.32%
†Aemetis, Inc.	22,900	290,143
†Alto Ingredients, Inc.	60,400	411,928
†Antero Resources Corp.	247,500	7,556,175
Arch Resources, Inc.	13,100	1,799,678
Berry Corp.	56,871	586,909
Brigham Minerals, Inc. Class A	36,900	942,795
California Resources Corp.	69,600	3,113,208
†Callon Petroleum Co.	41,000	2,422,280
†Centennial Resource Development, Inc. Class A	159,600	1,287,972
†Centrus Energy Corp. Class A	8,124	273,779
Chesapeake Energy Corp.	88,022	7,657,914
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Civitas Resources, Inc.	37,504	$ 2,239,364
†Clean Energy Fuels Corp.	131,295	1,042,482
†CNX Resources Corp.	177,400	3,675,728
=†Cobalt International Energy, Inc.	1	0
†Comstock Resources, Inc.	77,800	1,015,290
†CONSOL Energy, Inc.	29,000	1,091,270
Crescent Energy, Inc. Class A	24,980	433,153
CVR Energy, Inc.	25,100	641,054
†Delek U.S. Holdings, Inc.	57,762	1,225,710
†Denbury, Inc.	43,500	3,417,795
DHT Holdings, Inc.	119,400	692,520
Dorian LPG Ltd.	26,436	383,058
†Earthstone Energy, Inc. Class A	23,100	291,753
†Energy Fuels, Inc.	134,500	1,230,675
Equitrans Midstream Corp.	351,400	2,965,816
Falcon Minerals Corp.	32,700	220,398
†Frontline Ltd.	100,700	886,160
†Gevo, Inc.	175,200	819,936
†Golar LNG Ltd.	87,001	2,155,885
†Green Plains, Inc.	41,893	1,299,102
HighPeak Energy, Inc.	4,200	93,240
International Seaways, Inc.	38,836	700,601
Kinetik Holdings, Inc. Class A	2,671	173,642
†Kosmos Energy Ltd.	387,600	2,786,844
†Laredo Petroleum, Inc.	10,600	838,884
Magnolia Oil & Gas Corp. Class A	124,300	2,939,695
Matador Resources Co.	95,230	5,045,285
Murphy Oil Corp.	126,300	5,101,257
Nordic American Tankers Ltd.	162,398	345,908
Northern Oil & Gas, Inc.	44,400	1,251,636
Oasis Petroleum, Inc.	17,000	2,487,100
Ovintiv, Inc.	224,500	12,138,715
†Par Pacific Holdings, Inc.	37,835	492,612
†PBF Energy, Inc. Class A	83,400	2,032,458
PDC Energy, Inc.	84,204	6,119,947
†Peabody Energy Corp.	76,612	1,879,292
†Range Resources Corp.	205,400	6,240,052
†Ranger Oil Corp.	18,800	649,164
†Renewable Energy Group, Inc.	38,764	2,351,037
†REX American Resources Corp.	4,450	443,220
Riley Exploration Permian, Inc.	7,000	175,560
Scorpio Tankers, Inc.	41,122	879,188
SFL Corp. Ltd.	104,242	1,061,183
SM Energy Co.	103,200	4,019,640
†Southwestern Energy Co.	873,709	6,264,493
†Talos Energy, Inc.	31,600	498,964

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Teekay Corp.	58,000	$ 183,860
†Teekay Tankers Ltd. Class A	20,000	276,800
†Tellurian, Inc.	322,400	1,708,720
†Uranium Energy Corp.	223,100	1,024,029
†Ur-Energy, Inc.	153,900	246,240
†W&T Offshore, Inc.	80,636	308,029
Whiting Petroleum Corp.	33,976	2,769,384
World Fuel Services Corp.	52,500	1,419,600
		127,016,209
Paper & Forest Products–0.09%
†Clearwater Paper Corp.	13,951	391,046
Glatfelter Corp.	36,973	457,726
Neenah, Inc.	14,295	566,940
Schweitzer-Mauduit International, Inc.	26,467	727,842
		2,143,554
Personal Products–0.55%
†Beauty Health Co.	73,800	1,245,744
†BellRing Brands, Inc.	97,100	2,241,068
Edgewell Personal Care Co.	46,700	1,712,489
†elf Beauty, Inc.	41,900	1,082,277
†Honest Co., Inc.	75,300	392,313
Inter Parfums, Inc.	15,493	1,364,159
Medifast, Inc.	10,087	1,722,658
†Nature's Sunshine Products, Inc.	9,340	157,099
†NewAge, Inc.	109,300	63,503
Nu Skin Enterprises, Inc. Class A	42,800	2,049,264
†Revlon, Inc. Class A	6,354	51,277
†Thorne HealthTech, Inc.	9,000	57,240
†USANA Health Sciences, Inc.	10,505	834,622
†Veru, Inc.	53,900	260,337
		13,234,050
Pharmaceuticals–1.51%
†9 Meters Biopharma, Inc.	188,600	113,028
†Aclaris Therapeutics, Inc.	43,000	741,320
†Aerie Pharmaceuticals, Inc.	36,200	329,420
†Amneal Pharmaceuticals, Inc.	85,102	354,875
†Amphastar Pharmaceuticals, Inc.	31,500	1,130,850
†Ampio Pharmaceuticals, Inc.	162,900	76,563
†Amylyx Pharmaceuticals, Inc.	5,700	73,245
†Angion Biomedica Corp.	17,100	36,252
†ANI Pharmaceuticals, Inc.	9,500	267,045
†Antares Pharma, Inc.	142,500	584,250
†Arvinas, Inc.	40,700	2,739,110
†Atea Pharmaceuticals, Inc.	54,700	394,934
†Athira Pharma, Inc.	27,300	368,550
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Axsome Therapeutics, Inc.	23,600	$ 976,804
†Cara Therapeutics, Inc.	37,800	459,270
†Cassava Sciences, Inc.	32,900	1,221,906
†CinCor Pharma, Inc.	7,200	126,288
†Citius Pharmaceuticals, Inc.	97,300	174,167
†Collegium Pharmaceutical, Inc.	29,900	608,764
†Corcept Therapeutics, Inc.	80,202	1,806,149
†CorMedix, Inc.	32,100	175,908
†Cymabay Therapeutics, Inc.	60,200	187,222
†DICE Therapeutics, Inc.	10,900	208,517
†Durect Corp.	193,100	129,358
†Edgewise Therapeutics, Inc.	34,200	331,740
†Endo International PLC	193,700	447,447
†Esperion Therapeutics, Inc.	50,700	235,248
†Evolus, Inc.	28,000	314,160
†EyePoint Pharmaceuticals, Inc.	18,300	222,345
†Fulcrum Therapeutics, Inc.	23,000	543,950
†Harmony Biosciences Holdings, Inc.	20,200	982,730
†Ikena Oncology, Inc.	23,000	140,300
†Innoviva, Inc.	38,700	748,845
†Intra-Cellular Therapies, Inc.	68,000	4,160,920
†Kala Pharmaceuticals, Inc.	41,900	57,822
†Kaleido Biosciences, Inc.	17,500	28,875
†KemPharm, Inc.	24,400	122,732
†Landos Biopharma, Inc.	4,200	6,195
†Marinus Pharmaceuticals, Inc.	31,725	296,629
†Mind Medicine MindMed, Inc.	293,900	326,229
†NGM Biopharmaceuticals, Inc.	26,700	407,175
†Nuvation Bio, Inc.	139,100	731,666
†Ocular Therapeutix, Inc.	65,400	323,730
†Omeros Corp.	51,266	308,109
†Oramed Pharmaceuticals, Inc.	27,600	238,740
†Pacira BioSciences, Inc.	38,175	2,913,516
†Paratek Pharmaceuticals, Inc.	38,700	114,939
†Phathom Pharmaceuticals, Inc.	17,400	236,814
Phibro Animal Health Corp. Class A	17,200	343,140
†Pliant Therapeutics, Inc.	20,500	143,705
†Prestige Consumer Healthcare, Inc.	43,555	2,305,802
†Provention Bio, Inc.	47,500	347,700
†Rain Therapeutics, Inc.	16,800	85,176
†Reata Pharmaceuticals, Inc. Class A	23,200	760,032
†Relmada Therapeutics, Inc.	16,300	439,937

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Revance Therapeutics, Inc.	59,700	$ 1,164,150
†Seelos Therapeutics, Inc.	81,400	68,197
†SIGA Technologies, Inc.	39,688	281,388
†Supernus Pharmaceuticals, Inc.	43,090	1,392,669
†Tarsus Pharmaceuticals, Inc.	7,200	121,104
†Terns Pharmaceuticals, Inc.	11,179	33,201
†TherapeuticsMD, Inc.	330,127	125,448
†Theravance Biopharma, Inc.	50,200	479,912
†Theseus Pharmaceuticals, Inc.	8,800	101,464
†Ventyx Biosciences, Inc.	7,500	101,775
†Verrica Pharmaceuticals, Inc.	10,800	87,588
†WaVe Life Sciences Ltd.	32,000	64,000
		35,971,039
Professional Services–1.81%
†Acacia Research Corp.	42,276	190,665
†ASGN, Inc.	43,804	5,112,365
†Atlas Technical Consultants, Inc.	11,400	137,256
Barrett Business Services, Inc.	6,332	490,540
†CBIZ, Inc.	41,746	1,752,080
CRA International, Inc.	6,051	509,857
Exponent, Inc.	45,001	4,862,358
†First Advantage Corp.	48,100	971,139
†Forrester Research, Inc.	9,633	543,494
†Franklin Covey Co.	10,680	482,950
Heidrick & Struggles International, Inc.	16,164	639,771
HireQuest, Inc.	4,100	78,392
†HireRight Holdings Corp.	20,000	342,000
†Huron Consulting Group, Inc.	18,978	869,382
ICF International, Inc.	16,151	1,520,455
Insperity, Inc.	31,167	3,129,790
KBR, Inc.	121,300	6,638,749
Kelly Services, Inc. Class A	29,677	643,694
Kforce, Inc.	17,238	1,275,095
Korn Ferry	46,245	3,003,150
ManTech International Corp. Class A	23,717	2,044,168
†Mistras Group, Inc.	17,247	114,003
Resources Connection, Inc.	27,089	464,305
†Sterling Check Corp.	14,900	393,807
†TriNet Group, Inc.	34,700	3,413,092
†TrueBlue, Inc.	29,700	858,033
†Upwork, Inc.	101,500	2,358,860
†Willdan Group, Inc.	9,500	291,555
		43,131,005
Real Estate Management & Development–0.70%
†Cushman & Wakefield PLC	119,656	2,454,144
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
Douglas Elliman, Inc.	60,693	$ 443,059
eXp World Holdings, Inc.	54,200	1,147,414
†Fathom Holdings, Inc.	4,400	47,080
†Forestar Group, Inc.	14,505	257,609
†FRP Holdings, Inc.	5,672	327,842
Kennedy-Wilson Holdings, Inc.	103,453	2,523,219
Marcus & Millichap, Inc.	20,000	1,053,600
Newmark Group, Inc. Class A	143,900	2,290,888
†Rafael Holdings, Inc. Class B	8,200	20,582
RE/MAX Holdings, Inc. Class A	15,598	432,532
†Realogy Holdings Corp.	100,497	1,575,793
†Redfin Corp.	89,400	1,612,776
RMR Group, Inc. Class A	13,068	406,415
St. Joe Co.	29,168	1,727,912
†Tejon Ranch Co.	17,818	325,357
		16,646,222
Road & Rail–0.90%
ArcBest Corp.	21,875	1,760,937
†Avis Budget Group, Inc.	35,500	9,347,150
Covenant Logistics Group, Inc.	10,100	217,453
†Daseke, Inc.	34,000	342,380
Heartland Express, Inc.	36,109	508,054
†HyreCar, Inc.	15,100	35,938
Marten Transport Ltd.	50,194	891,445
†PAM Transportation Services, Inc.	6,000	208,500
†Saia, Inc.	22,983	5,603,715
†U.S. Xpress Enterprises, Inc. Class A	23,000	89,240
Universal Logistics Holdings, Inc.	6,397	128,900
Werner Enterprises, Inc.	51,156	2,097,396
†Yellow Corp.	42,600	298,626
		21,529,734
Semiconductors & Semiconductor Equipment–3.28%
†Alpha & Omega Semiconductor Ltd.	18,471	1,009,440
†Ambarella, Inc.	30,292	3,178,237
Amkor Technology, Inc.	87,765	1,906,256
†Atomera, Inc.	17,200	224,632
†Axcelis Technologies, Inc.	28,733	2,170,203
†AXT, Inc.	34,300	240,786
†CEVA, Inc.	19,117	777,106
CMC Materials, Inc.	24,485	4,539,519
†Cohu, Inc.	42,113	1,246,545
†Credo Technology Group Holding Ltd.	3,200	48,736
†Diodes, Inc.	37,465	3,259,080
†FormFactor, Inc.	67,131	2,821,516

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Ichor Holdings Ltd.	24,600	$ 876,252
†Impinj, Inc.	16,400	1,042,056
†Kopin Corp.	65,900	166,727
Kulicke & Soffa Industries, Inc.	52,600	2,946,652
†Lattice Semiconductor Corp.	117,326	7,151,020
†MACOM Technology Solutions Holdings, Inc.	41,742	2,499,094
†MaxLinear, Inc.	60,934	3,555,499
†Meta Materials, Inc.	185,100	309,117
†NeoPhotonics Corp.	43,600	663,156
NVE Corp.	4,118	224,307
†Onto Innovation, Inc.	41,824	3,634,087
†PDF Solutions, Inc.	25,246	703,606
†Photronics, Inc.	51,460	873,276
Power Integrations, Inc.	52,112	4,829,740
†Rambus, Inc.	94,286	3,006,780
†Semtech Corp.	55,484	3,847,261
†Silicon Laboratories, Inc.	33,286	4,999,557
†SiTime Corp.	13,700	3,395,134
†SkyWater Technology, Inc.	6,900	74,727
†SMART Global Holdings, Inc.	41,802	1,079,746
†SunPower Corp.	70,100	1,505,748
†Synaptics, Inc.	33,852	6,753,474
†Ultra Clean Holdings, Inc.	38,329	1,624,766
†Veeco Instruments, Inc.	42,435	1,153,808
		78,337,646
Software–5.41%
†8x8, Inc.	97,905	1,232,624
A10 Networks, Inc.	50,938	710,585
†ACI Worldwide, Inc.	101,351	3,191,543
†Agilysys, Inc.	18,204	725,976
†Alarm.com Holdings, Inc.	40,600	2,698,276
†Alkami Technology, Inc.	25,500	364,905
†Altair Engineering, Inc. Class A	39,700	2,556,680
American Software, Inc. Class A	26,688	556,178
†Appfolio, Inc. Class A	16,500	1,867,965
†Appian Corp.	34,000	2,067,880
†Arteris, Inc.	3,800	49,400
†Asana, Inc. Class A	61,500	2,458,155
†Avaya Holdings Corp.	69,800	884,366
†AvidXchange Holdings, Inc.	20,600	165,830
†Benefitfocus, Inc.	19,995	252,337
†Blackbaud, Inc.	41,171	2,464,908
†Blackline, Inc.	47,083	3,447,417
†Bottomline Technologies DE, Inc.	38,471	2,180,536
†Box, Inc. Class A	119,600	3,475,576
†BTRS Holdings, Inc.	56,700	424,116
†Cerence, Inc.	32,600	1,176,860
†ChannelAdvisor Corp.	24,500	405,965
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cleanspark, Inc.	29,500	$ 364,915
†CommVault Systems, Inc.	39,402	2,614,323
†Consensus Cloud Solutions, Inc.	13,995	841,519
†CoreCard Corp.	6,200	169,880
†Couchbase, Inc.	15,800	275,236
†CS Disco, Inc.	10,600	360,082
†Digimarc Corp.	10,758	283,688
†Digital Turbine, Inc.	78,000	3,417,180
†Domo, Inc. Class B	24,400	1,233,908
†E2open Parent Holdings, Inc.	171,900	1,514,439
Ebix, Inc.	22,378	741,831
†eGain Corp.	17,700	204,966
†Enfusion, Inc. Class A	19,300	245,496
†EngageSmart, Inc.	14,300	304,733
†Envestnet, Inc.	47,159	3,510,516
†EverCommerce, Inc.	14,600	192,720
†GTY Technology Holdings, Inc.	27,600	89,148
†Instructure Holdings, Inc.	10,300	206,618
†Intapp, Inc.	8,500	204,085
InterDigital, Inc.	26,688	1,702,694
†JFrog Ltd.	44,800	1,207,360
†Kaltura, Inc.	34,900	62,471
†LivePerson, Inc.	56,918	1,389,938
†Marathon Digital Holdings, Inc.	82,000	2,291,900
†MeridianLink, Inc.	10,700	193,670
†MicroStrategy, Inc. Class A	7,784	3,785,515
†Mimecast Ltd.	52,800	4,200,768
†Mitek Systems, Inc.	36,500	535,455
†Model N, Inc.	30,100	809,690
†Momentive Global, Inc.	111,800	1,817,868
†ON24, Inc.	22,900	301,135
†OneSpan, Inc.	29,796	430,254
†PagerDuty, Inc.	70,700	2,417,233
†Ping Identity Holding Corp.	53,100	1,456,533
Progress Software Corp.	38,400	1,808,256
†PROS Holdings, Inc.	33,937	1,130,442
†Q2 Holdings, Inc.	47,200	2,909,880
†Qualys, Inc.	29,625	4,218,896
†Rapid7, Inc.	48,700	5,417,388
†Rekor Systems, Inc.	26,600	121,296
†Rimini Street, Inc.	36,916	214,113
†Riot Blockchain, Inc.	89,700	1,898,949
†Sailpoint Technologies Holdings, Inc.	78,600	4,022,748
Sapiens International Corp. NV	26,100	662,679
†SecureWorks Corp. Class A	8,600	113,950
†ShotSpotter, Inc.	7,300	202,356
†Smith Micro Software, Inc.	37,243	140,406
†Sprout Social, Inc. Class A	39,000	3,124,680
†SPS Commerce, Inc.	31,002	4,067,462

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Stronghold Digital Mining, Inc. Class A	5,900	$ 34,515
†Sumo Logic, Inc.	77,200	900,924
†Telos Corp.	33,800	336,986
†Tenable Holdings, Inc.	79,300	4,582,747
†Upland Software, Inc.	24,275	427,483
†UserTesting, Inc.	1,100	11,759
†Varonis Systems, Inc.	92,121	4,379,432
†Verint Systems, Inc.	55,956	2,892,925
†Veritone, Inc.	24,000	438,720
†Viant Technology, Inc. Class A	10,000	65,500
†VirnetX Holding Corp.	54,004	88,027
†Vonage Holdings Corp.	209,386	4,248,442
†Weave Communications, Inc.	2,700	16,092
†Workiva, Inc.	36,800	4,342,400
Xperi Holding Corp.	90,716	1,571,201
†Yext, Inc.	94,100	648,349
†Zuora, Inc. Class A	97,200	1,456,056
		129,230,904
Specialty Retail–2.14%
Aaron's Co., Inc.	27,500	552,200
†Abercrombie & Fitch Co. Class A	49,500	1,583,505
Academy Sports & Outdoors, Inc.	66,700	2,627,980
American Eagle Outfitters, Inc.	130,918	2,199,422
†America's Car-Mart, Inc.	5,285	425,760
Arko Corp.	75,200	684,320
†Asbury Automotive Group, Inc.	19,944	3,195,029
†Barnes & Noble Education, Inc.	41,500	148,570
†Bed Bath & Beyond, Inc.	85,500	1,926,315
Big 5 Sporting Goods Corp.	17,600	301,840
†Boot Barn Holdings, Inc.	25,218	2,390,414
Buckle, Inc.	25,208	832,872
Caleres, Inc.	31,451	607,948
Camping World Holdings, Inc. Class A	35,800	1,000,610
†CarLotz, Inc.	60,700	83,159
Cato Corp. Class A	17,015	249,440
†Chico's FAS, Inc.	102,400	491,520
†Children's Place, Inc.	11,901	586,719
†Citi Trends, Inc.	7,476	228,952
†Conn's, Inc.	15,209	234,371
†Container Store Group, Inc.	27,100	221,407
†Designer Brands, Inc. Class A	51,200	691,712
†Genesco, Inc.	12,432	790,799
Group 1 Automotive, Inc.	14,135	2,372,277
†GrowGeneration Corp.	45,700	420,897
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Guess?, Inc.	34,321	$ 749,914
Haverty Furniture Cos., Inc.	13,714	376,038
Hibbett, Inc.	12,182	540,150
JOANN, Inc.	9,600	109,536
†Kirkland's, Inc.	11,900	110,551
†Lazydays Holdings, Inc.	6,300	127,134
†LL Flooring Holdings, Inc.	24,416	342,312
†MarineMax, Inc.	17,840	718,238
Monro, Inc.	28,149	1,248,127
Murphy USA, Inc.	19,900	3,979,204
†National Vision Holdings, Inc.	70,400	3,067,328
†ODP Corp.	39,410	1,806,160
OneWater Marine, Inc. Class A	8,800	303,160
†Party City Holdco, Inc.	93,700	335,446
Rent-A-Center, Inc.	56,810	1,431,044
†Sally Beauty Holdings, Inc.	95,700	1,495,791
†Shift Technologies, Inc.	53,200	117,040
Shoe Carnival, Inc.	15,142	441,541
Signet Jewelers Ltd.	45,376	3,298,835
†Sleep Number Corp.	18,846	955,681
Sonic Automotive, Inc. Class A	18,631	792,004
†Sportsman's Warehouse Holdings, Inc.	36,100	385,909
Tilly's, Inc. Class A	19,863	185,918
†Torrid Holdings, Inc.	11,000	66,660
†TravelCenters of America, Inc.	10,600	455,376
†Urban Outfitters, Inc.	59,900	1,504,089
Winmark Corp.	2,887	635,140
†Zumiez, Inc.	18,523	707,764
		51,134,128
Technology Hardware, Storage & Peripherals–0.24%
†3D Systems Corp.	106,922	1,783,459
†Avid Technology, Inc.	30,500	1,063,535
†Corsair Gaming, Inc.	23,300	493,028
†Diebold Nixdorf, Inc.	61,500	413,895
†Eastman Kodak Co.	38,000	248,900
†Quantum Corp.	45,700	103,739
†Super Micro Computer, Inc.	38,000	1,446,660
†Turtle Beach Corp.	12,600	268,254
		5,821,470
Textiles, Apparel & Luxury Goods–0.60%
†Crocs, Inc.	49,900	3,812,360
†Fossil Group, Inc.	40,400	389,456
†G-III Apparel Group Ltd.	37,296	1,008,857
Kontoor Brands, Inc.	44,600	1,844,210
Movado Group, Inc.	13,580	530,299
Oxford Industries, Inc.	13,966	1,263,923
†PLBY Group, Inc.	23,600	308,924

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Rocky Brands, Inc.	5,700	$ 237,063
Steven Madden Ltd.	69,301	2,677,791
Superior Group of Cos., Inc.	9,866	176,108
†Unifi, Inc.	11,374	205,869
†Vera Bradley, Inc.	21,679	166,278
Wolverine World Wide, Inc.	70,871	1,598,850
		14,219,988
Thrifts & Mortgage Finance–1.54%
†Axos Financial, Inc.	49,660	2,303,727
†Blue Foundry Bancorp	23,700	321,135
†Bridgewater Bancshares, Inc.	18,100	301,908
Capitol Federal Financial, Inc.	110,100	1,197,888
†Columbia Financial, Inc.	33,400	718,434
Enact Holdings, Inc.	11,800	262,550
Essent Group Ltd.	91,609	3,775,207
Federal Agricultural Mortgage Corp. Class C	7,774	843,324
†Finance of America Cos., Inc. Class A	20,500	62,320
Flagstar Bancorp, Inc.	45,500	1,929,200
FS Bancorp, Inc.	6,200	192,200
Hingham Institution For Savings The	1,260	432,432
Home Bancorp, Inc.	6,274	255,917
Home Point Capital, Inc.	5,700	17,727
Kearny Financial Corp.	58,137	748,805
Luther Burbank Corp.	13,100	174,099
Merchants Bancorp	12,714	348,109
†Mr Cooper Group, Inc.	51,802	2,365,797
†NMI Holdings, Inc. Class A	73,300	1,511,446
Northfield Bancorp, Inc.	38,256	549,356
Northwest Bancshares, Inc.	94,109	1,271,413
†Ocwen Financial Corp.	6,700	159,192
PCSB Financial Corp.	11,800	225,498
PennyMac Financial Services, Inc.	25,800	1,372,560
†Pioneer Bancorp, Inc.	10,100	106,252
Premier Financial Corp.	31,475	954,637
Provident Bancorp, Inc.	12,255	198,776
Provident Financial Services, Inc.	66,351	1,552,613
Radian Group, Inc.	154,254	3,425,981
Southern Missouri Bancorp, Inc.	6,398	319,580
TrustCo Bank Corp.	15,900	507,687
†Velocity Financial, Inc.	7,000	76,580
Walker & Dunlop, Inc.	25,163	3,256,596
Washington Federal, Inc.	55,400	1,818,228
Waterstone Financial, Inc.	16,980	328,393
WSFS Financial Corp.	59,636	2,780,230
		36,665,797
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.15%
†22nd Century Group, Inc.	136,200	$ 315,984
Turning Point Brands, Inc.	12,125	412,371
Universal Corp.	21,242	1,233,523
Vector Group Ltd.	125,786	1,514,464
		3,476,342
Trading Companies & Distributors–1.67%
†Alta Equipment Group, Inc.	16,090	198,872
Applied Industrial Technologies, Inc.	32,830	3,370,328
†Beacon Roofing Supply, Inc.	48,090	2,850,775
†BlueLinx Holdings, Inc.	7,800	560,664
Boise Cascade Co.	33,846	2,351,282
†Custom Truck One Source, Inc.	39,200	328,888
†DXP Enterprises, Inc.	15,143	410,224
†EVI Industries, Inc.	4,900	91,091
GATX Corp.	29,800	3,675,234
Global Industrial Co.	10,758	346,730
†GMS, Inc.	37,000	1,841,490
H&E Equipment Services, Inc.	28,281	1,230,789
Herc Holdings, Inc.	21,400	3,575,726
†Karat Packaging, Inc.	3,700	73,445
†Lawson Products, Inc.	4,071	156,896
McGrath RentCorp	20,340	1,728,493
†MRC Global, Inc.	68,300	813,453
†NOW, Inc.	93,356	1,029,717
Rush Enterprises, Inc. Class A	41,488	2,098,177
Textainer Group Holdings Ltd.	40,520	1,542,597
†Titan Machinery, Inc.	16,270	459,790
†Transcat, Inc.	6,000	486,840
Triton International Ltd.	55,789	3,915,272
†Veritiv Corp.	12,400	1,656,516
†WESCO International, Inc.	38,478	5,007,527
†Willis Lease Finance Corp.	2,300	74,037
		39,874,853
Water Utilities–0.42%
American States Water Co.	32,079	2,855,672
Artesian Resources Corp. Class A	6,963	338,054
†Cadiz, Inc.	17,000	35,190
California Water Service Group	45,742	2,711,586
Global Water Resources, Inc.	10,783	179,429
Middlesex Water Co.	14,731	1,549,259
†Pure Cycle Corp.	16,600	199,532
SJW Group	24,215	1,684,880
York Water Co.	12,737	572,783
		10,126,385

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.17%
†Gogo, Inc.	50,200	$ 956,812
Shenandoah Telecommunications Co.	40,950	965,601
Telephone & Data Systems, Inc.	88,500	1,670,880
†U.S. Cellular Corp.	12,900	389,967
		3,983,260
Total Common Stock (Cost $1,585,741,028)		2,343,014,179
RIGHTS–0.01%
=†Contra Aduro Biotech, Inc. CVR	15,060	27,259
=†Contra Gtx, Inc. CVR	828	1,565
=†Contra Zogenix, Inc. CVR	47,935	32,596
=†Media General, Inc. CVR	82,000	10,143
=†Progenics Pharmaceuticals, Inc. CVR	99,698	37,885
=†Quantum Leap Corp. Pty. Ltd.	45,700	386
=†Tobira Therapeutics, Inc. CVR	7,700	109,109
Total Rights (Cost $34,293)		218,943
	Number of Shares	Value (U.S. $)
WARRANTS–0.01%
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.67	2,445	$ 56,235
†Whiting Petroleum Corp. exp 9/01/24 exercise price USD 73.44	5,399	110,679
†Whiting Petroleum Corp. exp 9/01/25 exercise price USD 83.45	2,699	40,242
Total Warrants (Cost $737,636)		207,156

MONEY MARKET FUND–1.65%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	39,383,576	39,383,576
Total Money Market Fund (Cost $39,383,576)		39,383,576

TOTAL INVESTMENTS–99.81% (Cost $1,625,896,533)	2,382,823,854
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	4,647,593
NET ASSETS APPLICABLE TO 65,228,512 SHARES OUTSTANDING–100.00%	$2,387,471,447

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts were outstanding at March 31, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
448	E-mini Russell 2000 Index	$46,287,360	$44,220,906	6/17/22	$2,066,454	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
SOC–Societe Generale
See accompanying notes.
LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$2,343,014,179	$—	$—	$2,343,014,179
Rights	—	—	218,943	218,943
Warrants	207,156	—	—	207,156
Money Market Fund	39,383,576	—	—	39,383,576
Total Investments	$2,382,604,911	$—	$218,943	$2,382,823,854
Derivatives:

Assets:
Futures Contract	$2,066,454	$—	$—	$2,066,454
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
LVIP SSGA Small-Cap Index Fund–28